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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund, for the quarter ended September 30, 2006. These nine series have a December 31 fiscal year end.

Date of reporting period:           September 30, 2006

Item 1 – Schedule of Investments

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
3.62%, 06/01/2010	$565,000	$538,340
4.87%, 05/01/2013	520,685	511,651
5.70%, 10/01/2008	824,871	829,823
5.84%, 12/01/2008	631,336	634,684
6.20%, 01/01/2011	365,107	376,407
6.73%, 08/01/2009	611,540	629,235

Total Agency Commercial Mortgage-Backed Securities (cost $3,624,571)		3,520,140

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.1%
FIXED-RATE 5.1%
FHLMC:
Ser. 2702, Class AD, 4.50%, 08/15/2032	260,000	245,168
Ser. 2718, Class MR, 4.00%, 08/15/2013	198,149	195,389
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	418,619
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	392,409
Ser. 3014, Class NA, 4.50%, 11/15/2025	247,004	243,468
Ser. 3072, Class NK, 5.00%, 05/15/2031	210,012	207,079
Ser. 3082, Class PJ, 5.00%, 09/15/2034	335,000	319,086
Ser. 3115, Class LA, 5.00%, 06/15/2031	243,427	239,810
Ser. 3138, Class PC, 5.50%, 06/15/2032	290,000	286,880
Ser. 3187, Class JA, 5.00%, 02/15/2032	266,630	262,001
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	319,620	324,560
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	339,005	334,074
Ser. 2005-22, Class DA, 5.50%, 12/25/2034	360,961	361,660
Ser. 2006-63, Class QE, 5.50%, 11/25/2032	270,000	266,938

Total Agency Mortgage-Backed Collateralized Mortgage Obligations ( cost $4,102,755)		4,097,141

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.9%
FIXED-RATE 5.8%
FHLMC, 5.00%, 04/01/2021 - 12/01/2035	528,325	515,118
FHLMC 30 year, 5.00%, TBA #	310,000	298,181
FNMA:
4.50%, 04/01/2019	300,057	290,004
5.00%, 03/01/2036	295,223	290,994
5.50%, 02/01/2035 - 09/01/2035	523,381	516,645
5.52%, 03/01/2036	195,168	194,486
5.79%, 09/01/2036 # 	195,000	196,521
7.50%, 12/01/2030	87,905	91,290
FNMA 15 year, 5.00%, TBA #	850,000	835,390
FNMA 30 year:
5.50%, TBA #	690,000	679,865
6.00%, TBA #	760,000	763,563

		4,672,057

FLOATING-RATE 1.1%
FHLMC, 5.33%, 12/01/2035	259,024	257,381
FNMA:
5.33%, 09/01/2035	268,664	265,509
5.48%, 01/01/2036	266,685	265,839
GNMA, 4.50%, 08/20/2029 - 09/20/2029	128,264	128,476

		917,205

Total Agency Mortgage-Backed Pass Through Securities (cost $5,596,075)		5,589,262

1

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Principal Amount		Value

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	$224,839	$226,168
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	335,516

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $568,748)		561,684

ASSET-BACKED SECURITIES 0.6%
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	150,000	150,169
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A3B, 5.23%, 10/25/2032	370,000	367,351

Total Asset-Backed Securities (cost $519,931)		517,520

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.9%
FIXED-RATE 3.9%
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	260,074	252,436
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	335,000	338,511
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	269,459	264,175
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.44%,
06/12/2041	400,000	403,797
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	372,534
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	426,942
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	348,301
Morgan Stanley Dean Witter Capital I:
Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035	440,000	431,676
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	345,000	348,641

Total Commercial Mortgage-Backed Securities (cost $3,209,103)		3,187,013

CORPORATE BONDS 5.5%
CONSUMER DISCRETIONARY 0.5%
Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	221,578

Specialty Retail 0.2%
Home Depot, Inc., 5.40%, 03/01/2016	150,000	149,282

CONSUMER STAPLES 0.3%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	600,000	272,690

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	192,432

FINANCIALS 2.5%
Capital Markets 0.8%
Bank of New York Co., 7.30%, 12/01/2009	450,000	478,029
Morgan Stanley, 3.875%, 01/15/2009	200,000	194,743

		672,772

Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	210,126

Consumer Finance 0.6%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	207,702
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	259,168

		466,870

Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010	250,000	246,115

Real Estate Investment Trusts 0.5%
Archstone-Smith Trust, 5.25%, 05/01/2015	150,000	147,093
Duke Realty Corp., 3.35%, 01/15/2008	250,000	243,902

		390,995

2

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.6%
Health Care Providers & Services 0.2%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	$200,000	$198,243

Pharmaceuticals 0.4%
Abbott Laboratories, 5.875%, 05/15/2016	100,000	103,785
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	215,122

		318,907

INDUSTRIALS 0.5%
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	350,000	371,679

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.875%, 01/17/2012	200,000	202,249

Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	169,028

UTILITIES 0.4%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	324,881

Total Corporate Bonds (cost $4,261,593)		4,407,847

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds, 7.25%, 08/15/2022	2,275,000	2,880,187
U.S. Treasury Notes, 4.25%, 08/15/2015	295,000	287,060

Total U.S. Treasury Obligations (cost $3,135,565)		3,167,247

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
FIXED-RATE 1.2%
Washington Mutual, Inc.:
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	345,000	336,441
Ser. 2006-AR10, Class 1A1, 5.98%, 09/25/2036	256,995	259,819
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	382,939	386,450

		982,710

FLOATING-RATE 0.7%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.12%, 10/25/2035	268,469	270,349
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.88%, 06/25/2036	245,832	245,540

		515,889

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,487,685)		1,498,599

	Shares	Value

COMMON STOCKS 64.6%
CONSUMER DISCRETIONARY 5.5%
Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A *	10,200	502,248

Hotels, Restaurants & Leisure 0.4%
OSI Restaurant Partners, Inc.	10,600	336,126

Internet & Catalog Retail 0.7%
Amazon.com, Inc. * þ	17,900	574,948

Media 2.3%
News Corp., Class A	19,430	381,800
Omnicom Group, Inc.	7,700	720,720
Time Warner, Inc.	20,396	371,819
Walt Disney Co.	11,800	364,738

		1,839,077

3

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.5%
J.C. Penney Co., Inc.	5,962	$407,741

Specialty Retail 1.0%
Best Buy Co., Inc.	10,800	578,448
Chico’s FAS, Inc. *	9,100	195,923

		774,371

CONSUMER STAPLES 6.0%
Beverages 1.3%
Diageo plc, ADR	7,700	547,008
PepsiCo, Inc.	7,283	475,289

		1,022,297

Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc. *	12,100	353,078
Wal-Mart Stores, Inc.	24,210	1,194,037

		1,547,115

Household Products 1.7%
Procter & Gamble Co.	21,968	1,361,577

Tobacco 1.1%
Altria Group, Inc.	11,879	909,337

ENERGY 6.4%
Energy Equipment & Services 1.2%
Schlumberger, Ltd.	11,482	712,229
Weatherford International, Ltd. *	6,400	267,008

		979,237

Oil, Gas & Consumable Fuels 5.2%
Apache Corp.	9,000	568,800
BP plc, ADR	10,517	689,705
ConocoPhillips	7,500	446,475
Exxon Mobil Corp.	27,023	1,813,243
Massey Energy Co. þ	6,900	144,486
Occidental Petroleum Corp.	7,116	342,351
Peabody Energy Corp.	5,376	197,729

		4,202,789

FINANCIALS 13.8%
Capital Markets 3.6%
Goldman Sachs Group, Inc.	2,700	456,759
Legg Mason, Inc.	5,698	574,700
Merrill Lynch & Co., Inc.	6,350	496,697
Morgan Stanley	8,928	650,941
State Street Corp.	6,980	435,552
T. Rowe Price Group, Inc.	5,900	282,315

		2,896,964

Commercial Banks 1.9%
U.S. Bancorp	18,643	619,320
Wells Fargo & Co.	24,526	887,351

		1,506,671

Consumer Finance 1.0%
American Express Co.	9,020	505,842
Capital One Financial Corp.	3,872	304,571

		810,413

4

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 5.4%
Bank of America Corp.	28,541	$1,528,941
Citigroup, Inc.	37,414	1,858,354
JPMorgan Chase & Co.	20,224	949,719

		4,337,014

Insurance 1.9%
American International Group, Inc.	9,701	642,788
Hartford Financial Services Group, Inc.	5,508	477,819
Prudential Financial, Inc.	5,837	445,071

		1,565,678

HEALTH CARE 10.8%
Biotechnology 1.5%
Amgen, Inc. *	7,786	556,933
Biogen Idec, Inc. *	14,400	643,392

		1,200,325

Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	14,162	643,805
Medtronic, Inc.	5,326	247,339
St. Jude Medical, Inc. *	9,500	335,255
Zimmer Holdings, Inc. *	6,600	445,500

		1,671,899

Health Care Providers & Services 1.8%
Aetna, Inc.	12,800	506,240
Caremark Rx, Inc.	11,500	651,705
WellPoint, Inc. *	4,300	331,315

		1,489,260

Pharmaceuticals 5.4%
Abbott Laboratories	9,477	460,203
Bristol-Myers Co.	33,300	829,836
Johnson & Johnson	15,558	1,010,337
Novartis AG, ADR	5,300	309,732
Pfizer, Inc.	40,104	1,137,349
Wyeth	11,426	580,898

		4,328,355

INDUSTRIALS 5.6%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	9,700	834,782
United Technologies Corp.	7,500	475,125

		1,309,907

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	6,485	466,531

Commercial Services & Supplies 0.4%
Cintas Corp. þ	7,500	306,225

Industrial Conglomerates 1.8%
General Electric Co.	41,853	1,477,411

Machinery 1.2%
Deere & Co.	3,271	274,469
Pall Corp.	21,300	656,253

		930,722

5

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 3.4%
Cisco Systems, Inc. *	46,378	$1,066,694
Motorola, Inc.	26,400	660,000
QUALCOMM, Inc.	28,332	1,029,868

		2,756,562

Computers & Peripherals 1.4%
Dell, Inc. *	23,300	532,172
Hewlett-Packard Co.	16,000	587,040

		1,119,212

Internet Software & Services 1.5%
eBay, Inc. *	12,500	354,500
Google, Inc., Class A *	2,100	843,990

		1,198,490

IT Services 1.1%
Accenture, Ltd., Class A	14,400	456,624
Automatic Data Processing, Inc.	9,300	440,262

		896,886

Semiconductors & Semiconductor Equipment 2.0%
Altera Corp. *	28,278	519,750
Intel Corp.	34,200	703,494
Texas Instruments, Inc.	12,844	427,063

		1,650,307

Software 2.4%
Microsoft Corp.	30,027	820,638
Oracle Corp. *	60,829	1,079,106

		1,899,744

MATERIALS 1.0%
Chemicals 0.7%
Air Products & Chemicals, Inc.	8,500	564,145

Paper & Forest Products 0.3%
Weyerhaeuser Co.	4,500	276,885

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	13,712	446,463
Verizon Communications, Inc.	8,865	329,157
Windstream Corp. þ	32	422

		776,042

Wireless Telecommunication Services 0.9%
Alltel Corp.	6,325	351,037
Sprint Nextel Corp.	23,864	409,268

		760,305

UTILITIES 1.8%
Electric Utilities 0.8%
DPL, Inc. þ	10,746	291,431
Exelon Corp.	5,931	359,063

		650,494

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	6,940	433,889

Multi-Utilities 0.4%
PG&E Corp.	8,030	334,450

Total Common Stocks (cost $41,696,349)		52,071,649

6

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 0.7%
MFS Charter Income Trust þ	7,700	$64,757
MFS Government Markets Income Trust	10,000	65,000
MFS Intermediate Income Trust	14,000	85,960
MFS Multimarket Income Trust þ	10,000	59,600
Putnam Master Intermediate Income Trust	10,500	64,575
Putnam Premier Income Trust þ	17,700	110,271
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	5,300	61,268
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	5,900	68,617

Total Mutual Fund Shares (cost $567,637)		580,048

SHORT-TERM INVESTMENTS 6.5%
MUTUAL FUND SHARES 6.5%
Evergreen Institutional U.S. Government Money Market Fund ø ##	3,892,049	3,892,049
Navigator Prime Portfolio þþ	1,315,670	1,315,670

Total Short-Term Investments (cost $5,207,719)		5,207,719

Total Investments (cost $73,977,731) 104.7%		84,405,869
Other Assets and Liabilities (4.7%)		(3,795,326)

Net Assets 100.0%		$80,610,543

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $74,418,956. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,304,048 and $1,317,135, respectively, with a net unrealized appreciation of $9,986,913.

7

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.2%
FIXED-RATE 10.2%
FNMA:
4.43%, 08/01/2009	$300,000	$295,254
4.59%, 06/01/2011	360,618	352,210
4.88%, 10/01/2012	504,026	496,474
4.96%, 11/01/2008	391,435	388,103
5.91%, 02/01/2012	342,223	352,837
6.01%, 02/01/2012	323,175	333,182
6.02%, 01/01/2009	592,866	598,040
6.12%, 12/01/2008	587,193	591,085
6.20%, 01/01/2011 - 05/01/2011	705,164	728,099
6.21%, 12/01/2008	330,265	333,927
6.32%, 01/01/2011	944,246	976,672
7.29%, 12/01/2010	92,535	98,687

Total Agency Commercial Mortgage-Backed Securities (cost $5,686,538)		5,544,570

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 18.8%
FIXED-RATE 18.8%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	188,462	191,559
Ser. 2694, Class QH, 4.50%, 03/15/2032	450,000	423,846
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	508,659
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	388,198
Ser. 2752, Class PE, 5.00%, 02/15/2028	395,000	389,070
Ser. 2760, Class EA, 4.50%, 04/15/2013	246,193	244,193
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	225,950
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	294,638
Ser. 2929, Class PD, 5.00%, 09/15/2030	520,000	507,384
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	521,989
Ser. 3028, Class MD, 5.00%, 03/15/2032	415,000	404,831
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	578,521
Ser. 3079, Class MD, 5.00%, 03/15/2034	360,000	343,564
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	428,623
Ser. 3098, Class PE, 5.00%, 06/15/2034	450,000	428,413
Ser. 3115, Class LA, 5.00%, 06/15/2031	388,547	382,773
Ser. 3138, Class PC, 5.50%, 06/15/2032	255,000	252,256
Ser. 3187, Class A, 5.00%, 02/15/2032	757,137	744,187
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	425,000	431,386
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	408,900	415,124
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	462,642	455,913
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	308,776
Ser. 2005-19, Class PA, 5.50%, 07/25/2034	400,799	401,557
Ser. 2005-102, Class PD, 5.00%, 05/25/2032	380,000	370,496
Ser. 2006-63, Class QE, 5.50%, 11/25/2032	525,000	519,047

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $10,166,152)		10,160,953

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.1%
FIXED-RATE 12.4%
FHLMC:
4.50%, 05/01/2034	255,245	239,168
5.00%, 12/01/2035	356,311	342,987
6.50%, 09/01/2019	230,842	235,843
FHLMC 30 year, 5.00%, TBA #	385,000	370,322

1

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
Principal Amount		Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.50%, 04/01/2019	$247,106	$238,827
5.00%, 08/01/2035	556,109	543,530
5.00%, 10/01/2020 - 03/01/2036	632,553	622,883
5.46%, 01/01/2036	446,333	445,748
5.50%, 02/01/2035	174,304	172,263
5.79%, 09/01/2036 # 	410,000	413,198
7.00%, 06/01/2032	22,282	22,940
FNMA 15 year, 5.00%, TBA #	1,245,000	1,223,601
FNMA 30 year:
5.63%, TBA #	600,000	599,344
6.00%, TBA #	1,200,000	1,205,626
GNMA, 4.50%, 07/20/2030	43,088	43,255

		6,719,535

FLOATING-RATE 1.7%
FHLMC, 5.33%, 12/01/2035	369,348	367,007
FNMA, 5.33%, 09/01/2035	510,903	504,902
GNMA, 4.50%, 09/20/2029	26,711	26,755

		898,664

Total Agency Mortgage-Backed Pass Through Securities (cost $7,620,346)		7,618,199

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.3%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	285,963	284,391
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	407,613

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $717,318)		692,004

ASSET-BACKED SECURITIES 4.0%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	260,000	248,768
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	290,000	287,484
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	240,000	236,962
JPMorgan Alternative Loan Trust:
Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	260,000
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	274,566
Lehman XS Trust:
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	415,000	410,999
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	145,000	139,623
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.53%, 02/25/2036	235,000	233,756
Residential Asset Mtge. Products, Inc., Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	91,543	91,014

Total Asset-Backed Securities (cost $2,191,792)		2,183,172

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.8%
FIXED-RATE 12 .8%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2004-3, Class A5, 5.48%, 06/10/2039	415,000	418,596
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2003-PWR2, Class A4, 5.19%, 05/11/2039	545,000	541,714
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	157,620	152,992
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	472,764
Ser. 2006-C4, Class A3, 5.47%, 09/15/2039	650,000	656,812
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	320,890	311,220
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	570,000	575,411
Ser. 2006-CB15, Class A4, 5.81%, 06/12/2043	445,000	461,358

2

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	$420,000	$413,115
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	438,349	428,263
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	260,000	249,056
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	300,000	290,251
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	485,000	483,322
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	263,159
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	440,000	411,983
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	344,787
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	420,000	424,433

Total Commercial Mortgage-Backed Securities (cost $6,893,462)		6,899,236

CORPORATE BONDS 17.0%
CONSUMER DISCRETIONARY 2.1%
Media 0.6%
Comcast Corp., 6.20%, 11/15/2008	50,000	51,004
Time Warner, Inc., 7.625%, 04/15/2031	275,000	304,670

		355,674

Multi-line Retail 1.0%
May Department Stores Co.:
6.90%, 01/15/2032	250,000	256,790
7.45%, 09/15/2011	250,000	266,571

		523,361

Specialty Retail 0.5%
Home Depot, Inc., 5.40%, 03/01/2016	250,000	248,803

CONSUMER STAPLES 1.1%
Beverages 0.6%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	294,922

Food Products 0.5%
General Mills, Inc., 6.00%, 02/15/2012	275,000	283,511

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	164,942

FINANCIALS 8.6%
Capital Markets 1.0%
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	200,000	194,710
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	153,776
Morgan Stanley, 3.875%, 01/15/2009	200,000	194,743

		543,229

Commercial Banks 1.9%
National City Corp., 4.50%, 03/15/2010	300,000	292,972
Northern Trust Corp., 7.10%, 08/01/2009	200,000	209,382
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	208,938
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	291,676

		1,002,968

Consumer Finance 3.3%
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	292,023
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	415,405
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	145,573
4.625%, 09/15/2010	150,000	147,068
5.70%, 06/01/2011	300,000	305,666
Sprint Capital Corp., 6.875%, 11/15/2028	450,000	457,355

		1,763,090

3

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 1.2%
American International Group, Inc.:
4.70%, 10/01/2010	$275,000	$270,727
5.625%, 08/17/2011	400,000	404,846

		675,573

Real Estate Investment Trusts 0.3%
Archstone-Smith Trust, 5.25%, 05/01/2015	150,000	147,092

Real Estate Management & Development 0.5%
EOP Operating, LP, 6.75%, 02/15/2008	290,000	295,080

Thrifts & Mortgage Finance 0.4%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	244,675

HEALTH CARE 1.4%
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	325,000	322,144

Pharmaceuticals 0.8%
Abbott Laboratories, 5.875%, 05/15/2016	250,000	259,462
Merck & Co., Inc., 4.75%, 03/01/2015	200,000	191,220

		450,682

INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	292,033

MATERIALS 0.6%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	184,031

Paper & Forest Products 0.3%
International Paper Co., 5.85%, 10/30/2012	150,000	153,467

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	137,513
SBC Communications, Inc., 4.125%, 09/15/2009	350,000	339,164
Verizon Communications, Inc., 5.55%, 02/15/2016	250,000	247,146

		723,823

UTILITIES 0.9%
Electric Utilities 0.7%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	52,659
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	149,946
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	200,000	198,858

		401,463

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	105,248

Total Corporate Bonds (cost $9,221,700)		9,175,811

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds, 7.25%, 08/15/2022	4,185,000	5,298,277
U.S. Treasury Notes, 3.00%, 02/15/2008	255,000	248,983

Total U.S. Treasury Obligations (cost $5,468,440)		5,547,260

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
FIXED-RATE 2.5%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	355,000	346,303
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	512,186
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	525,000	511,681

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,378,804)		1,370,170

4

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.4%
FIXED-RATE 5.4%
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.18%, 07/20/2036	$584,909	$579,060
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.12%, 10/25/2035	541,269	545,059
Residential Funding Mtge. Securities Ser. 2006-SA2, Class 2A1, 5.89%, 08/25/2036	511,753	513,923
Washington Mutual, Inc., Sec. 2006-AR10, Class 1A1, 5.98%, 09/25/2036	513,990	519,639
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	765,878	772,901

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,899,180)		2,930,582

YANKEE OBLIGATIONS-CORPORATE 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,134)	115,000	115,139

	Shares	Value

MUTUAL FUND SHARES 2.1%
MFS Charter Income Trust	13,400	112,694
MFS Government Markets Income Trust	16,300	105,950
MFS Intermediate Income Trust	26,800	164,552
MFS Multimarket Income Trust	18,400	109,664
Putnam Master Intermediate Income Trust	18,100	111,315
Putnam Premier Income Trust	24,605	153,289
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	154,904
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	18,700	217,481

Total Mutual Fund Shares (cost $1,108,670)		1,129,849

SHORT-TERM INVESTMENTS 7.7%
MUTUAL FUND SHARES 7.7%
Evergreen Institutional Money Market Fund ø ## (cost $4,177,462)	4,177,462	4,177,462

Total Investments (cost $57,646,998) 106.4%		57,544,407
Other Assets and Liabilities (6.4%)		(3,439,280)

Net Assets 100.0%		$54,105,127

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

On September 30, 2006, the aggregate cost for federal income tax purposes was $57,698,265. The gross unrealized appreciation and depreciation on securities based on tax cost was $326,046 and $479,904, respectively, with a net unrealized depreciation of $153,858.

5

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 8.4%
Diversified Consumer Services 1.0%
Apollo Group, Inc., Class A *	33,601	$1,654,513

Hotels, Restaurants & Leisure 0.6%
OSI Restaurant Partners, Inc. þ	34,424	1,091,585

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	59,749	1,919,138

Media 3.5%
News Corp., Class A	68,900	1,353,885
Omnicom Group, Inc.	24,856	2,326,521
Time Warner, Inc.	63,213	1,152,373
Walt Disney Co.	42,136	1,302,424

		6,135,203

Multi-line Retail 0.8%
J.C. Penney Co., Inc.	19,777	1,352,549

Specialty Retail 1.4%
Best Buy Co., Inc.	34,721	1,859,657
Chico’s FAS, Inc. *	30,138	648,871

		2,508,528

CONSUMER STAPLES 9.1%
Beverages 1.9%
Diageo plc	76,392	1,349,081
Diageo plc, ADR	7,100	504,384
PepsiCo, Inc.	24,165	1,577,008

		3,430,473

Food & Staples Retailing 2.9%
BJ’s Wholesale Club, Inc. *	35,246	1,028,478
Wal-Mart Stores, Inc.	81,327	4,011,048

		5,039,526

Household Products 2.5%
Procter & Gamble Co.	71,103	4,406,964

Tobacco 1.8%
Altria Group, Inc.	41,173	3,151,793

ENERGY 9.6%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	38,359	2,379,409
Weatherford International, Ltd. *	21,234	885,882

		3,265,291

Oil, Gas & Consumable Fuels 7.7%
Apache Corp.	27,102	1,712,847
BP plc, ADR	34,264	2,247,033
ConocoPhillips	22,578	1,344,068
Exxon Mobil Corp.	88,319	5,926,205
Massey Energy Co. þ	22,510	471,359
Occidental Petroleum Corp.	23,940	1,151,753
Peabody Energy Corp.	17,347	638,023

		13,491,288

FINANCIALS 21.0%
Capital Markets 5.8%
Goldman Sachs Group, Inc.	8,945	1,513,226
Legg Mason, Inc.	18,942	1,910,490
Merrill Lynch & Co., Inc.	25,057	1,959,959

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	28,955	$2,111,109
State Street Corp.	28,584	1,783,642
T. Rowe Price Group, Inc.	19,710	943,123

		10,221,549

Commercial Banks 2.9%
U.S. Bancorp	65,322	2,169,997
Wells Fargo & Co.	78,314	2,833,400

		5,003,397

Consumer Finance 1.4%
American Express Co.	27,604	1,548,032
Capital One Financial Corp.	10,982	863,844

		2,411,876

Diversified Financial Services 8.1%
Bank of America Corp.	94,863	5,081,811
Citigroup, Inc.	121,218	6,020,898
JPMorgan Chase & Co.	64,260	3,017,650

		14,120,359

Insurance 2.8%
American International Group, Inc.	31,269	2,071,884
Hartford Financial Services Group, Inc.	17,182	1,490,538
Prudential Financial, Inc.	18,104	1,380,430

		4,942,852

HEALTH CARE 16.3%
Biotechnology 2.3%
Amgen, Inc. *	26,230	1,876,232
Biogen Idec, Inc. *	46,867	2,094,017

		3,970,249

Health Care Equipment & Supplies 3.1%
Baxter International, Inc.	47,819	2,173,852
Medtronic, Inc.	17,272	802,112
St. Jude Medical, Inc. *	30,585	1,079,344
Zimmer Holdings, Inc. *	20,416	1,378,080

		5,433,388

Health Care Providers & Services 2.8%
Aetna, Inc.	43,703	1,728,454
Caremark Rx, Inc.	36,751	2,082,679
WellPoint, Inc. *	14,362	1,106,592

		4,917,725

Pharmaceuticals 8.1%
Abbott Laboratories	29,621	1,438,396
Bristol-Myers Co.	105,649	2,632,773
Johnson & Johnson	52,389	3,402,142
Novartis AG, ADR	16,411	959,059
Pfizer, Inc.	137,459	3,898,337
Wyeth	37,369	1,899,840

		14,230,547

INDUSTRIALS 8.3%
Aerospace & Defense 2.4%
Lockheed Martin Corp.	30,430	2,618,806
United Technologies Corp.	23,899	1,514,002

		4,132,808

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	21,633	$1,556,278

Commercial Services & Supplies 0.5%
Cintas Corp.	22,921	935,864

Industrial Conglomerates 2.8%
General Electric Co.	138,440	4,886,932

Machinery 1.7%
Deere & Co.	10,931	917,220
Pall Corp.	70,143	2,161,106

		3,078,326

INFORMATION TECHNOLOGY 17.8%
Communications Equipment 5.2%
Cisco Systems, Inc. *	152,955	3,517,965
Motorola, Inc.	86,221	2,155,525
QUALCOMM, Inc.	94,698	3,442,272

		9,115,762

Computers & Peripherals 2.1%
Dell, Inc. *	75,880	1,733,099
Hewlett-Packard Co.	51,722	1,897,680

		3,630,779

Internet Software & Services 2.2%
eBay, Inc. *	41,002	1,162,817
Google, Inc., Class A *	6,801	2,733,322

		3,896,139

IT Services 1.7%
Accenture, Ltd., Class A	46,922	1,487,897
Automatic Data Processing, Inc.	30,494	1,443,586

		2,931,483

Semiconductors & Semiconductor Equipment 3.1%
Altera Corp. *	93,253	1,713,990
Intel Corp.	110,668	2,276,441
Texas Instruments, Inc.	42,294	1,406,275

		5,396,706

Software 3.5%
Microsoft Corp.	99,344	2,715,072
Oracle Corp. *	199,026	3,530,721

		6,245,793

MATERIALS 1.6%
Chemicals 1.0%
Air Products & Chemicals, Inc.	26,586	1,764,513

Paper & Forest Products 0.6%
Weyerhaeuser Co.	15,761	969,774

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	42,674	1,389,466
Verizon Communications, Inc.	28,948	1,074,839

		2,464,305

Wireless Telecommunication Services 1.4%
Alltel Corp.	20,625	1,144,688
Sprint Nextel Corp.	75,743	1,298,992

		2,443,680

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 2.6%
Electric Utilities 1.1%
DPL, Inc. þ	35,233	$955,519
Exelon Corp.	17,403	1,053,578

		2,009,097

Independent Power Producers & Energy Traders 0.9%
TXU Corp.	24,122	1,508,107

Multi-Utilities 0.6%
PG&E Corp.	24,801	1,032,962

Total Common Stocks (cost $136,898,890)		170,698,101

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund ø	4,247,075	4,247,075
Navigator Prime Portfolio þþ	900,281	900,281
Total Short-Term Investments (cost $5,147,356)		5,147,356

Total Investments (cost $142,046,246) 100.4%		175,845,457
Other Assets and Liabilities (0.4%)		(680,986)

Net Assets 100.0%		$175,164,471

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Security received as collateral from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $142,795,524. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,714,100 and $3,664,167, respectively, with a net unrealized appreciation of $33,049,933.

4

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 12.8%
Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	16,400	$689,620

Hotels, Restaurants & Leisure 4.3%
California Pizza Kitchen, Inc. *	12,100	362,153
Gaylord Entertainment Co. *	14,500	635,825
Penn National Gaming, Inc. *	18,660	681,463
Pinnacle Entertainment, Inc. *	23,900	672,068
Rare Hospitality International, Inc. *	18,360	561,082
Shuffle Master, Inc. * þ	11,990	323,850
Texas Roadhouse, Inc., Class A * þ	53,100	652,068

		3,888,509

Internet & Catalog Retail 0.3%
Stamps.com, Inc. * þ	13,400	255,404

Leisure Equipment & Products 0.6%
Pool Corp. þ	15,075	580,387

Multi-line Retail 0.6%
Conn's, Inc. * þ	25,300	528,011

Specialty Retail 4.8%
A.C. Moore Arts & Crafts, Inc. * þ	20,300	386,309
Children's Place Retail Stores, Inc. * þ	11,200	717,136
Citi Trends, Inc. * þ	13,700	472,787
Guitar Center, Inc. *	10,300	460,204
Hibbett Sporting Goods, Inc. *	25,380	664,448
Jos. A. Bank Clothiers, Inc. * þ	9,275	277,879
Monro Muffler Brake, Inc.	11,279	383,599
Stage Stores, Inc.	21,178	621,363
Tractor Supply Co. *	7,400	357,124

		4,340,849

Textiles, Apparel & Luxury Goods 1.4%
Carter's, Inc. *	35,100	926,289
True Religion Apparel, Inc. * þ	14,648	309,219

		1,235,508

CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.5%
Central European Distribution Corp. * þ	25,349	593,420
United Natural Foods, Inc. * þ	23,500	728,265

		1,321,685

ENERGY 4.8%
Energy Equipment & Services 4.3%
Basic Energy Services, Inc. *	23,000	561,200
Core Laboratories NV *	7,793	497,194
Oceaneering International, Inc. *	15,124	465,819
Superior Energy Services, Inc. *	34,392	903,134
Tetra Technologies, Inc. *	32,300	780,368
Universal Compression Holdings, Inc. *	12,000	641,400

		3,849,115

Oil, Gas & Consumable Fuels 0.5%
Bois D'Arc Energy, Inc. * þ	16,400	250,920
Comstock Resources, Inc. *	9,494	257,762

		508,682

1

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 6.9%
Capital Markets 0.1%
Evercore Partners, Inc., Class A *	4,700	$135,360

Commercial Banks 4.1%
Home BancShares, Inc. þ	22,600	499,008
Prosperity Bancshares, Inc.	25,300	861,212
Signature Bank *	13,500	417,555
Sterling Bancshares, Inc.	34,900	706,725
United Community Banks, Inc. þ	23,000	691,150
Whitney Holding Corp.	14,800	529,396

		3,705,046

Consumer Finance 0.8%
Asta Funding, Inc. þ	19,462	729,630

Insurance 1.9%
Argonaut Group, Inc. *	11,859	367,985
Hilb, Rogal & Hobbs Co.	16,400	699,460
Hub International, Ltd.	21,000	607,320

		1,674,765

HEALTH CARE 20.1%
Biotechnology 4.0%
Arena Pharmaceuticals, Inc. * þ	32,800	392,944
BioMarin Pharmaceutical, Inc. * þ	28,900	411,247
Cubist Pharmaceuticals, Inc. *	19,300	419,582
Digene Corp. *	14,300	617,045
Human Genome Sciences, Inc. * þ	25,200	290,808
Myogen, Inc. * þ	11,400	399,912
Myriad Genetics, Inc. * þ	16,700	411,655
Progenics Pharmaceuticals, Inc. * þ	17,100	401,166
ZymoGenetics, Inc. * þ	16,900	285,103

		3,629,462

Health Care Equipment & Supplies 7.2%
ArthroCare Corp. * þ	21,200	993,432
Conor Medsystems, Inc. * þ	18,700	440,759
Hologic, Inc. *	20,900	909,568
Immucor, Inc. *	28,550	639,806
Kyphon, Inc. *	12,500	467,750
LifeCell Corp. * þ	23,500	757,170
Mentor Corp. þ	9,700	488,783
Meridian Bioscience, Inc.	17,200	404,372
Respironics, Inc. *	18,318	707,258
Thoratec Corp. *	42,600	664,986

		6,473,884

Health Care Providers & Services 6.0%
HealthExtras, Inc. *	19,000	537,890
LCA-Vision, Inc. þ	5,300	218,943
Pediatrix Medical Group, Inc. *	12,516	570,730
PSS World Medical, Inc. *	41,200	823,588
Psychiatric Solutions, Inc. *	27,922	951,861
Sunrise Senior Living, Inc. * þ	15,300	457,011
Symbion, Inc. *	33,200	609,552
United Surgical Partners International, Inc. *	13,485	334,832
VCA Antech, Inc. *	26,045	939,183

		5,443,590

2

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Technology 0.6%
Allscripts Heathcare Solutions, Inc. * þ	21,800	$489,410

Life Sciences Tools & Services 1.3%
Nektar Therapeutics * þ	27,500	396,275
PAREXEL International Corp. *	12,400	410,316
Ventana Medical Systems, Inc. *	9,600	391,968

		1,198,559

Pharmaceuticals 1.0%
Cardiome Pharma Corp. * þ	47,100	544,005
Medicis Pharmaceutical Corp., Class A	11,100	357,110

		901,115

INDUSTRIALS 15.0%
Aerospace & Defense 3.1%
ARGON ST, Inc. * þ	37,218	892,115
BE Aerospace, Inc. *	42,500	896,325
Essex Corp. *	19,367	336,986
Hexcel Corp. * þ	48,100	680,615

		2,806,041

Air Freight & Logistics 0.8%
Forward Air Corp.	20,900	691,581

Airlines 1.5%
AirTran Holdings, Inc. * þ	64,000	634,880
SkyWest, Inc.	31,700	777,284

		1,412,164

Commercial Services & Supplies 1.5%
Advisory Board Co. *	14,500	732,540
Heidrick & Struggles International, Inc. *	16,500	594,000

		1,326,540

Construction & Engineering 1.6%
Quanta Services, Inc. * þ	50,700	854,802
Williams Scotsman International, Inc. * þ	28,400	606,624

		1,461,426

Electrical Equipment 0.8%
Power-One, Inc. * þ	97,739	707,631

Machinery 4.2%
ESCO Technologies, Inc. *	16,000	736,640
IDEX Corp.	19,100	822,255
Manitowoc Co.	20,000	895,800
Oshkosh Truck Corp.	15,232	768,759
RBC Bearings, Inc. *	22,800	550,620

		3,774,074

Road & Rail 0.9%
Heartland Express, Inc.	52,200	818,496

Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	22,191	547,674

INFORMATION TECHNOLOGY 29.5%
Communications Equipment 3.8%
AudioCodes, Ltd. * þ	47,540	446,401
Comtech Telecommunications Corp. * þ	32,600	1,091,448
F5 Networks, Inc. *	18,100	972,332
Foundry Networks, Inc. *	68,000	894,200

		3,404,381

3

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 0.7%
Stratasys, Inc. * þ	24,123	$637,088

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	23,622	634,959
Color Kinetics, Inc. * þ	17,700	300,546
Maxwell Technologies, Inc. * þ	20,300	412,902

		1,348,407

Internet Software & Services 8.5%
aQuantive, Inc. *	22,300	526,726
Digital Insight Corp. *	36,300	1,064,316
Digitas, Inc. *	59,700	574,314
Equinix, Inc. * þ	22,978	1,380,978
Interwoven, Inc. *	53,768	593,061
LivePerson, Inc. *	75,400	404,898
NIC, Inc. * þ +	119,711	616,511
SAVVIS, Inc. * þ	20,800	592,800
SonicWALL, Inc. *	57,700	630,084
ValueClick, Inc. *	56,700	1,051,218
Vocus, Inc. *	17,600	277,728

		7,712,634

IT Services 1.8%
eFunds Corp. *	37,700	911,586
MPS Group, Inc. *	46,750	706,393

		1,617,979

Semiconductors & Semiconductor Equipment 6.8%
ATMI, Inc. *	49,161	1,429,110
Exar Corp. *	42,850	569,477
FormFactor, Inc. *	7,800	328,614
PDF Solutions, Inc. * þ	49,000	537,040
Power Integrations, Inc. *	42,900	840,840
Rudolph Technologies, Inc. *	51,922	951,730
Semtech Corp. *	37,000	472,120
Supertex, Inc. * þ	16,900	656,903
Trident Microsystems, Inc. *	14,846	345,318

		6,131,152

Software 6.4%
Agile Software Corp. * þ	41,228	269,219
Altiris, Inc. *	21,400	451,326
Blackboard, Inc. * þ	16,800	445,200
Bottomline Technologies, Inc. * þ	55,600	542,656
Concur Technologies, Inc. * þ	46,964	683,326
Micros Systems, Inc. *	14,700	719,124
Moldflow Corp. * +	21,100	251,301
Quality Systems, Inc. þ	18,040	699,772
Transaction Systems Architects, Inc. *	25,200	864,864
Witness Systems, Inc. *	49,300	864,229

		5,791,017

MATERIALS 1.6%
Chemicals 0.8%
Cytec Industries, Inc.	13,000	722,670

Metals & Mining 0.8%
AMCOL International Corp. þ	30,528	760,452

4

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.1%
Cogent Communications Group, Inc. *	73,000	$846,070
NeuStar, Inc. *	26,500	735,375
Time Warner Telecom, Inc. *	65,300	1,241,353

		2,822,798

Wireless Telecommunication Services 1.1%
Leap Wireless International, Inc. *	9,400	455,806
SBA Communcations Corp. *	20,600	501,198

		957,004

Total Common Stocks (cost $77,151,707)		87,029,800

SHORT-TERM INVESTMENTS 31.5%
MUTUAL FUND SHARES 31.5%
Evergreen Institutional Money Market Fund ø	3,155,791	3,155,791
Navigator Prime Portfolio þþ	25,262,544	25,262,544

Total Short-Term Investments (cost $28,418,335)		28,418,335

Total Investments (cost $105,570,042) 127.9%		115,448,135
Other Assets and Liabilities (27.9%)		(25,212,536)

Net Assets 100.0%		$90,235,599

*	Non-income producing security
þ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $105,741,668. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,336,662 and $2,630,195, respectively, with a net unrealized appreciation of $9,706,467.

5

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 80.7%
CONSUMER DISCRETIONARY 23.5%
Auto Components 2.0%
Accuride Corp., 8.50%, 02/01/2015	$200,000	$187,000
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 þ	600,000	501,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	24,125
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 þ	100,000	102,000

		814,125

Automobiles 1.1%
Ford Motor Co.:
5.80%, 01/12/2009	75,000	71,438
7.45%, 07/16/2031 þ	175,000	136,063
General Motors Corp., 8.375%, 07/15/2033 þ	300,000	261,000

		468,501

Diversified Consumer Services 1.7%
Education Management Corp., 8.75%, 06/01/2014 144A	125,000	126,875
Service Corporation International:
7.70%, 04/15/2009 þ	175,000	185,062
8.00%, 06/15/2017 144A	400,000	385,000

		696,937

Hotels, Restaurants & Leisure 3.4%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	250,000	245,000
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	105,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	275,000	262,625
Las Vegas Sands Corp., 6.375%, 02/15/2015	225,000	212,344
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	350,000	363,125
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	200,000	214,250

		1,402,594

Household Durables 1.0%
Jarden Corp., 9.75%, 05/01/2012 þ	200,000	212,000
Libbey, Inc., FRN, 12.44%, 06/01/2011 144A	200,000	209,000

		421,000

Media 8.2%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	550,000	559,625
CCH I, LLC, 11.00%, 10/01/2015	250,000	228,750
Cinemark USA, Inc., 9.00%, 02/01/2013	125,000	130,313
Dex Media East, LLC, 9.875%, 11/15/2009	375,000	397,031
Houghton Mifflin Co., 8.25%, 02/01/2011	400,000	413,000
Lamar Media Corp., 6.625%, 08/15/2015	400,000	385,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A #	250,000	249,687
Mediacom Communications Corp., 9.50%, 01/15/2013	525,000	539,437
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A 	250,000	253,125
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 þ	225,000	221,063

		3,377,531

Multi-line Retail 2.0%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	400,000	413,259
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	400,000	427,000

		840,259

Specialty Retail 2.5%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	225,000	222,750
Linens'n Things, Inc., FRN, 11.13%, 01/15/2014 144A þ	225,000	218,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	306,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	53,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	213,000

		1,013,750

1

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.6%
Levi Strauss & Co., 9.75%, 01/15/2015	$200,000	$208,500
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	205,000
Unifi, Inc., 11.50%, 05/15/2014 144A	175,000	167,125
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	78,000

		658,625

CONSUMER STAPLES 0.6%
Personal Products 0.6%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	246,250

ENERGY 10.6%
Energy Equipment & Services 1.5%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	193,000	190,588
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	176,750
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	175,000	164,281
Parker Drilling Co., 9.625%, 10/01/2013	70,000	76,650

		608,269

Oil, Gas & Consumable Fuels 9.1%
ANR Pipeline Co., 8.875%, 03/15/2010	70,000	73,756
Chesapeake Energy Corp., 6.875%, 01/15/2016	400,000	393,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	165,000	149,325
El Paso Corp., 7.875%, 06/15/2012 þ	450,000	469,125
El Paso Production Holding Co., 7.75%, 06/01/2013	400,000	411,000
Encore Acquisition Co., 6.25%, 04/15/2014	400,000	376,000
Exco Resources, Inc., 7.25%, 01/15/2011	400,000	393,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	200,000	208,000
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	184,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	425,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	250,625
Williams Cos., 8.125%, 03/15/2012 þ	400,000	429,000

		3,762,331

FINANCIALS 7.3%
Consumer Finance 4.9%
CCH II Capital Corp., 10.25%, 09/15/2010	500,000	512,500
Ford Motor Credit Co., 5.70%, 01/15/2010 þ	190,000	175,659
General Motors Acceptance Corp., 6.875%, 08/28/2012	600,000	594,591
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	500,000	455,000
Terra Capital, Inc., 11.50%, 06/01/2010 	250,000	273,125

		2,010,875

Real Estate Investment Trusts 2.4%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	200,000	207,250
Ser. J, 7.125%, 11/01/2013	200,000	203,500
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	275,000	273,625
7.00%, 01/15/2016	150,000	148,500
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	175,000	173,250

		1,006,125

HEALTH CARE 2.0%
Health Care Providers & Services 2.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	400,000	430,000
HCA, Inc., 6.375%, 01/15/2015	370,000	299,700
HealthSouth Corp., 10.75%, 06/15/2016 144A	100,000	102,625

		832,325

2

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.9%
Aerospace & Defense 0.6%
DRS Technologies, Inc., 7.625%, 02/01/2018	$225,000	$229,500

Air Freight & Logistics 1.1%
PHI, Inc., 7.125%, 04/15/2013 144A	500,000	476,250

Machinery 2.4%
Case New Holland, Inc., 9.25%, 08/01/2011	190,000	202,350
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	221,375
ITT Corp., 7.375%, 11/15/2015	200,000	203,500
RBS Global, Inc.:
9.50%, 08/01/2014 144A	250,000	255,000
11.75%, 08/01/2016 144A þ	100,000	103,500

		985,725

Marine 0.4%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	172,575

Road & Rail 1.2%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016 144A	500,000	485,000

Trading Companies & Distributors 1.2%
Ashtead Group plc, 9.00%, 08/15/2016 144A	250,000	261,250
United Rentals, Inc., 7.00%, 02/15/2014 þ	250,000	236,250

		497,500

INFORMATION TECHNOLOGY 3.4%
IT Services 1.4%
iPayment, Inc., 9.75%, 05/15/2014 144A	150,000	153,750
SunGard Data Systems, Inc., 9.125%, 08/15/2013	400,000	416,000

		569,750

Semiconductors & Semiconductor Equipment 0.4%
Spansion, LLC, 11.25%, 01/15/2016 144A	150,000	157,875

Software 1.6%
Activant Solutions, Inc., 9.50%, 05/01/2016 144A	200,000	186,000
UGS Capital Corp. II, FRN, 10.38%, 06/01/2011 144A	250,000	255,000
UGS Corp., 10.00%, 06/01/2012	200,000	217,000

		658,000

MATERIALS 11.2%
Chemicals 3.5%
Huntsman International, LLC, 11.50%, 07/15/2012	290,000	331,325
Huntsman International, LLC, FRN, 8.375%, 01/01/2015 144A þ	225,000	228,375
Lyondell Chemical Co.:
9.50%, 12/15/2008	59,000	60,991
10.50%, 06/01/2013	525,000	580,125
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	257,813

		1,458,629

Containers & Packaging 3.1%
Berry Plastics Corp., 8.875%, 09/15/2014 144A	250,000	252,500
Crown Americas, Inc., 7.75%, 11/15/2015	375,000	381,562
Crown Cork & Seal, Inc., 8.00%, 04/15/2023	125,000	120,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	300,000	286,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	250,000	241,250

		1,281,812

Metals & Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	370,000	367,225
United States Steel Corp., 10.75%, 08/01/2008	431,000	468,174

		835,399

3

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 2.6%
Bowater, Inc., 6.50%, 06/15/2013	$200,000	$178,500
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	176,313
Georgia Pacific Corp., 8.125%, 05/15/2011	300,000	309,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	120,000	121,350
11.375%, 08/01/2016 144A þ	275,000	274,312

		1,059,475

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 3.7%
Citizens Communications Co., 6.25%, 01/15/2013 þ	350,000	342,125
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	120,840
Insight Midwest, LP, 9.75%, 10/01/2009	400,000	408,000
Level 3 Communications, Inc., 6.375%, 10/15/2015	400,000	391,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	275,000	290,125

		1,552,090

Wireless Telecommunication Services 2.4%
Centennial Communications Corp.:
8.125%, 02/01/2014 þ	225,000	222,750
10.00%, 01/01/2013 þ	200,000	203,500
Dobson Communications Corp., 8.875%, 10/01/2013 þ	200,000	199,250
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	140,938
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	20,700
9.75%, 01/15/2010 þ	200,000	202,250

		989,388

UTILITIES 9.1%
Electric Utilities 4.6%
Mirant North America, LLC, 7.375%, 12/31/2013	275,000	276,719
NRG Energy, Inc., 7.375%, 02/01/2016	800,000	797,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	450,000	430,312
9.50%, 07/15/2013	400,000	417,000

		1,921,031

Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	400,000	403,933

Independent Power Producers & Energy Traders 3.5%
AES Corp., 7.75%, 03/01/2014	390,000	407,550
Dynegy, Inc., 8.375%, 05/01/2016 þ	625,000	639,063
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	284,375
Tenaska, Inc., 7.00%, 06/30/2021 144A	97,724	96,249

		1,427,237

Total Corporate Bonds (cost $33,297,014)		33,320,666

YANKEE OBLIGATIONS-CORPORATE 7.6%
CONSUMER DISCRETIONARY 1.4%
Media 1.4%
IMAX Corp., 9.625%, 12/01/2010 þ	400,000	383,000
National Cable plc, 9.125%, 08/15/2016	200,000	207,500

		590,500

FINANCIALS 0.3%
Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	121,250

4

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 2.4%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	$300,000	$287,250

Metals & Mining 1.2%
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	500,000	477,500

Paper & Forest Products 0.5%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 þ	250,000	228,750

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 1.1%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	250,000	264,062
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	166,000

		430,062

Wireless Telecommunication Services 2.4%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	200,000	211,250
11.25%, 06/15/2016 144A	125,000	133,438
Rogers Wireless, Inc.:
6.375%, 03/01/2014	410,000	410,512
9.625%, 05/01/2011	210,000	238,350

		993,550

Total Yankee Obligations-Corporate (cost $3,182,119)		3,128,862

	Shares	Value

COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Comcast Corp., Class A * þ	925	34,086

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. * þ	244	2,621

MATERIALS 0.3%
Containers & Packaging 0.3%
Smurfit-Stone Container Corp. þ	10,000	112,000

UTILITIES 0.2%
Electric Utilities 0.2%
Mirant Corp.	3,500	95,585

Total Common Stocks (cost $737,096)		244,292

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + 	50	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006, 144A * + 	100	0

Total Warrants (cost $10,603)		0

5

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

DEBT OBLIGATIONS 1.4%
Blue Grass Energy Corp. Loan, FRN, 10.33%, 12/30/2013	$350,000	$353,780
Commonwealth Brands, Inc. Loan, FRN, 7.75%, 12/01/2035	234,313	234,868

Total Debt Obligations (cost $584,313)		588,648

	Shares	Value

SHORT-TERM INVESTMENTS 23.0%
MUTUAL FUND SHARES 23.0%
Evergreen Institutional Money Market Fund ø ##	3,436,855	3,436,855
Navigator Prime Portfolio þþ	6,060,979	6,060,979

Total Short-Term Investments (cost $9,497,834)		9,497,834

Total Investments (cost $47,308,979) 113.3%		46,780,302
Other Assets and Liabilities (13.3%)		(5,490,660)

Net Assets 100.0%		$41,289,642

þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
FRN	Floating Rate Note

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $47,310,806. The gross unrealized appreciation and depreciation on securities based on tax cost was $591,818 and $1,122,322, respectively, with a net unrealized depreciation of $530,504.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 94.2%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.1%
Continental AG	Germany	3,233	$375,090

Automobiles 1.8%
Peugeot SA	France	13,532	763,524
TI Automotive, Ltd. *  +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	67,600	3,674,628

			4,438,152

Hotels, Restaurants & Leisure 1.2%
Ladbrokes plc	United Kingdom	105,051	764,888
Sodexho Alliance SA *	France	42,121	2,335,466

			3,100,354

Household Durables 1.2%
Koninklijke Philips Electronics NV	Netherlands	54,726	1,921,304
Sharp Corp.	Japan	59,000	1,011,600
Turkiye Sise Ve Cam Fabrikalari AS *	Turkey	38,884	125,292

			3,058,196

Media 2.6%
Axel Springer Verlag AG	Germany	1,417	204,600
Dentsu, Inc.	Japan	74	201,126
Edipresse SA	Switzerland	200	81,277
Grupo Televisa SA de CV	Mexico	24,832	527,928
Lagardere Groupe	France	4,632	334,406
PagesJaunes SA	France	17,479	496,773
Television Broadcasts, Ltd.	Hong Kong	179,000	964,978
Toho Co., Ltd.	Japan	19,600	398,290
Vivendi Universal *	France	89,151	3,215,854

			6,425,232

Multi-line Retail 0.8%
Isetan Co., Ltd.	Japan	20,500	345,934
Lotte Shopping Co.	South Korea	370	130,984
NEXT plc	United Kingdom	28,957	1,027,638
Takashimaya Co., Ltd.	Japan	42,000	533,423

			2,037,979

Specialty Retail 1.3%
Inditex SA	Spain	22,212	1,035,992
Kingfisher plc	United Kingdom	190,456	874,283
Lindex AB	Sweden	35,600	537,202
Yamada Denki Co., Ltd.	Japan	8,300	832,073

			3,279,550

Textiles, Apparel & Luxury Goods 1.2%
Adidas-Salomon AG	Germany	19,760	930,153
Christian Dior SA	France	15,200	1,583,361
Geox SpA	Italy	47,502	591,857

			3,105,371

CONSUMER STAPLES 13.3%
Beverages 4.7%
Diageo plc	United Kingdom	250,079	4,416,388
Foster's Group, Ltd.	Australia	109,507	526,274
Heineken NV	Netherlands	83,187	3,807,106
Scottish & Newcastle plc	United Kingdom	219,599	2,342,898
Wolverhampton & Dudley Breweries plc	United Kingdom	22,488	606,124

			11,698,790

1

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.9%
Carrefour SA	France	72,909	$4,609,622
Controladora Comercial Mexicana SA de CV	Mexico	62,400	125,486

			4,735,108

Food Products 3.5%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	377	849,573
Cresud S.A.C.I.F., ADR	Argentina	17,346	235,906
Ezaki Glico Co., Ltd.	Japan	39,000	378,756
Lotte Confectionery Co., Ltd.	South Korea	254	309,749
Nestle SA	Switzerland	20,516	7,155,695

			8,929,679

Household Products 0.4%
Kao Corp.	Japan	38,000	1,013,505

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	40,000	799,289

Tobacco 2.5%
British American Tobacco plc	United Kingdom	167,945	4,539,232
Japan Tobacco, Inc.	Japan	164	637,365
Swedish Match AB	Sweden	74,500	1,213,223

			6,389,820

ENERGY 5.4%
Oil, Gas & Consumable Fuels 5.4%
BP plc	United Kingdom	388,791	4,235,331
Eni SpA	Italy	74,724	2,215,706
Mol Magyar Olaj-es Gazipari, GDR	Hungary	1,356	121,701
Statoil ASA	Norway	21,900	518,066
Total SA	France	98,428	6,462,824

			13,553,628

FINANCIALS 29.5%
Capital Markets 2.7%
Compagnie Nationale a Portefeuille	Belgium	770	268,278
Deutsche Bank AG	Germany	36,787	4,441,628
UBS AG	Switzerland	36,434	2,180,123

			6,890,029

Commercial Banks 14.2%
ABN AMRO Holding NV	Netherlands	67,977	1,983,733
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	82,485	1,355,308
Anglo Irish Bank Corp. plc - London Exchange	Ireland	2,656	43,674
Banco Macro Bansud SA, ADR	Argentina	13,244	283,422
Banco Santander Central Hispano SA	Spain	79,051	1,250,740
BNP Paribas SA	France	41,738	4,493,418
Chinatrust Financial Holding Co., Ltd.	Taiwan	1,053,920	786,222
Danske Bank AS	Denmark	6,200	243,966
DBS Group Holdings, Ltd.	Singapore	63,000	762,481
HBOS plc	United Kingdom	52,665	1,041,946
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	83,725	1,527,089
HSBC Holdings plc - London Exchange	United Kingdom	175,195	3,195,595
Lloyds TSB Group plc	United Kingdom	193,163	1,950,579
Mitsubishi UFJ Financial Group, Inc.	Japan	178	2,290,843
Mizuho Financial Group, Inc.	Japan	283	2,194,894
Royal Bank of Scotland Group plc	United Kingdom	183,081	6,301,924
Sumitomo Mitsui Financial Group	Japan	132	1,385,885
Sumitomo Trust & Banking Co., Ltd.	Japan	99,000	1,036,061

2

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
The Bank of Yokohama, Ltd.	Japan	274,000	$2,157,572
The Chiba Bank, Ltd.	Japan	158,000	1,408,696

			35,694,048

Consumer Finance 0.3%
Orix Corp.	Japan	940	259,862
Takefuji Corp.	Japan	9,640	442,393

			702,255

Diversified Financial Services 3.8%
Groupe Bruxelles Lambert SA	Belgium	13,094	1,398,041
Guoco Group, Ltd.	Bermuda	123,000	1,570,092
IFIL Investments SpA	Italy	175,171	1,184,630
ING Groep NV	Netherlands	80,407	3,539,089
Instituto Finanziario Industriale SpA *	Italy	31,245	785,737
Pargesa Holdings SA	Switzerland	12,059	1,166,300

			9,643,889

Insurance 4.4%
Allianz AG	Germany	4,790	829,464
Amlin plc	United Kingdom	96,563	500,655
Baloise-Holding AG	Switzerland	11,500	1,128,795
Catlin Group, Ltd.	Bermuda	67,421	603,214
CNP Assurances	France	19,749	1,916,902
Irish Life & Permanent plc - Dublin Exchange	Ireland	7,691	192,825
Irish Life & Permanent plc - London Exchange	Ireland	77,219	1,939,915
Mitsui Sumitomo Insurance Co., Ltd.	Japan	155,000	1,938,402
Sompo Japan Insurance, Inc.	Japan	47,000	615,630
Swiss Reinsurance Co.	Switzerland	13,660	1,045,768
TrygVesta A/S	Denmark	5,587	333,213

			11,044,783

Real Estate Management & Development 4.1%
British Land Co. plc	United Kingdom	115,433	2,947,084
Chinese Estates (Holdings), Ltd.	Bermuda	586,000	774,729
Hysan Development Co., Ltd.	Hong Kong	394,000	1,010,431
IRSA-Inversiones y Representaciones SA, GDR *	Argentina	34,122	431,985
IVG Immobilien AG	Germany	68,724	2,488,604
Mitsubishi Estate Co., Ltd.	Japan	29,000	633,504
Patrizia Immobilien AG *	Germany	13,702	366,478
Shun Tak Holdings, Ltd.	Hong Kong	482,000	569,181
Tokyo Tatemono Co., Ltd.	Japan	84,000	944,515

			10,166,511

HEALTH CARE 5.5%
Health Care Equipment & Supplies 0.2%
Smith & Nephew plc	United Kingdom	40,847	376,769

Pharmaceuticals 5.3%
AstraZeneca plc	United Kingdom	14,994	936,811
GlaxoSmithKline plc	United Kingdom	165,742	4,411,440
Novartis AG	Switzerland	46,595	2,721,039
Roche Holding AG	Switzerland	23,522	4,068,202
Teva Pharmaceutical Industries, Ltd., ADR *	Israel	36,656	1,249,603

			13,387,095

INDUSTRIALS 8.3%
Aerospace & Defense 0.4%
BAE Systems plc	United Kingdom	139,063	1,028,802

3

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.1%
Sinotrans, Ltd.	China	782,000	$267,999

Building Products 1.0%
Assa Abloy AB, Class B	Sweden	37,800	703,322
Compagnie de Saint-Gobain SA	France	24,792	1,799,289

			2,502,611

Commercial Services & Supplies 0.1%
USG People NV	Netherlands	4,114	287,874

Construction & Engineering 0.7%
Bilfinger Berger AG	Germany	15,038	892,764
Koninklijke Boskalis Westminster NV	Netherlands	3,397	221,109
Okumura Corp.	Japan	110,000	604,462

			1,718,335

Electrical Equipment 2.2%
Alstom SA *	France	28,564	2,585,868
Carbone Lorraine SA	France	4,993	277,288
Mitsubishi Electric Corp.	Japan	157,000	1,322,679
Schneider Electric SA	France	11,718	1,307,623

			5,493,458

Industrial Conglomerates 2.0%
Far Eastern Textile, Ltd.	Taiwan	274,964	203,877
Fraser & Neave, Ltd.	Singapore	302,000	788,124
Keppel Corp., Ltd.	Singapore	187,000	1,744,579
Melco International Development, Ltd.	Hong Kong	48,000	102,643
Siemens AG	Germany	25,100	2,191,066

			5,030,289

Machinery 1.2%
Fanuc, Ltd.	Japan	6,100	476,203
Heidelberger Druckmaschinen AG	Germany	8,920	367,939
Ishikawajima-Harima Heavy Industries Co., Ltd.	Japan	67,000	204,792
KCI Konecranes International Oyj	Finland	15,450	293,456
Komatsu, Ltd.	Japan	47,000	811,820
THK Co., Ltd.	Japan	37,300	881,140

			3,035,350

Road & Rail 0.4%
Central Japan Railway Co.	Japan	103	1,098,853

Transportation Infrastructure 0.2%
Macquarie Airports	Australia	54,388	124,602
Macquarie Infrastructure Group	Australia	96,437	230,292
Sydney Roads Group *	Australia	32,145	26,627

			381,521

INFORMATION TECHNOLOGY 6.9%
Electronic Equipment & Instruments 0.0%
Barco NV	Belgium	1,265	115,803

IT Services 0.1%
Altran Technologies SA *	France	39,812	327,327

Office Electronics 2.1%
Canon, Inc.	Japan	56,500	2,946,869
Neopost	France	19,128	2,283,771

			5,230,640

4

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.1%
Samsung Electronics Co., Ltd.	South Korea	740	$519,243
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	121,000	218,173
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	80,308	770,957
Tokyo Electron, Ltd.	Japan	8,700	643,080
United Microelectronics Corp.	Taiwan	1,317,000	737,854

			2,889,307

Software 3.6%
Dassault Systemes SA	France	27,393	1,542,135
Nintendo Co., Ltd.	Japan	19,200	3,956,886
SAP AG	Germany	13,308	2,640,845
Square Enix Co., Ltd.	Japan	33,200	805,368

			8,945,234

MATERIALS 6.7%
Chemicals 3.4%
Akzo Nobel NV	Netherlands	20,098	1,238,807
BASF AG	Germany	14,634	1,172,546
Bayer AG	Germany	9,419	480,423
Hitachi Chemical Co., Ltd.	Japan	22,900	554,540
Lonza Group AG	Switzerland	23,298	1,614,021
Sanyo Chemical Industries, Ltd.	Japan	42,000	286,271
Sumitomo Bakelite Co., Ltd.	Japan	41,000	309,657
Sumitomo Chemical Co., Ltd.	Japan	71,000	530,223
Tokuyama Corp.	Japan	19,000	254,181
Toray Industries, Inc.	Japan	206,000	1,550,603
Umicore SA	Belgium	3,193	472,784

			8,464,056

Construction Materials 1.0%
Cemex SA de CV, ADR	Mexico	28,838	867,447
CRH plc - London Exchange	Ireland	22,049	746,674
Imerys	France	9,318	780,297

			2,394,418

Containers & Packaging 0.3%
Rexam plc	United Kingdom	82,199	879,287

Metals & Mining 2.0%
Barrick Gold Corp.	Canada	61,164	1,878,958
BHP Billiton, Ltd.	United Kingdom	93,322	1,610,509
Evraz Group SA, GDR	Luxembourg	10,467	246,498
Impala Platinum Holdings, Ltd. #	South Africa	703	116,167
Meridian Gold, Inc. *	Canada	24,449	607,802
Newcrest Mining, Ltd.	Australia	15,448	259,381
Polyus Gold, ADR *	Russia	8,824	387,374

			5,106,689

TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 4.1%
Chunghwa Telecom Co., Ltd.	Taiwan	839,460	1,391,916
Chunghwa Telecom Co., Ltd., ADR	Taiwan	12,293	212,793
France Telecom	France	21,797	503,543
Koninklijke KPN NV	Netherlands	66,247	845,585
KT Corp.	South Korea	5,100	219,888
Nippon Telegraph & Telephone Corp.	Japan	2	9,822
Telecom Italia SpA	Italy	154,237	438,359
Telefonica SA	Spain	314,167	5,449,070
Telenor ASA	Norway	103,200	1,346,868

			10,417,844

5

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.4%
Bouygues SA	France	20,061	$1,073,625
China Unicom, Ltd.	Hong Kong	2,032,000	1,997,872
Sistema JSFC, GDR *	Russia	24,324	636,073
Vodafone Group plc	United Kingdom	961,643	2,200,446

			5,908,016

UTILITIES 1.9%
Electric Utilities 0.6%
E.ON AG	Germany	5,331	632,296
Korea Electric Power Corp.	South Korea	21,620	841,908
RAO Unifed Energy System of Russia, GDR	Russia	1,709	124,757

			1,598,961

Gas Utilities 0.6%
Tokyo Gas Co., Ltd.	Japan	312,000	1,563,897

Multi-Utilities 0.7%
RWE AG	Germany	17,371	1,603,434

Total Common Stocks (cost $196,547,353)			237,135,127

PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Porsche AG	Germany	513	531,677

HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG	Germany	13,493	2,409,287

INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	1,769	929,085

Total Preferred Stocks (cost $2,842,247)			3,870,049

SHORT-TERM INVESTMENTS 4.7%
MUTUAL FUND SHARES 4.7%
Evergreen Institutional U.S. Government Money Market Fund ø ## (cost $11,918,343)	United States	11,918,343	11,918,343

Total Investments (cost $211,307,943) 100.5%			252,923,519
Other Assets and Liabilities (0.5%)			(1,288,260)

Net Assets 100.0%			$251,635,259

*	Non-income producing security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $212,164,782. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,883,548 and $2,124,811, respectively, with a net unrealized appreciation of $40,758,737.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of September 30, 2006:

United Kingdom	19.8%
Japan	18.3%
France	16.1%
Germany	9.4%
Switzerland	9.1%
Netherlands	5.7%
Spain	3.2%
Italy	2.2%
Hong Kong	1.9%
Taiwan	1.8%
Ireland	1.8%
Singapore	1.4%
South Korea	1.2%
Bermuda	1.2%
Canada	1.0%
Sweden	1.0%
Belgium	0.9%
Norway	0.8%
Mexico	0.6%
Israel	0.5%
Australia	0.5%
Russia	0.5%
Argentina	0.4%
Denmark	0.2%
Finland	0.1%
China	0.1%
Luxembourg	0.1%
Turkey	0.1%
Hungary	0.1%

100.0%

7

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 17.7%
Diversified Consumer Services 3.1%
Apollo Group, Inc., Class A *	70,900	$3,491,116

Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	29,370	1,381,271
OSI Restaurant Partners, Inc. þ	94,697	3,002,842

		4,384,113

Internet & Catalog Retail 3.8%
Amazon.com, Inc. * þ	134,131	4,308,288

Media 2.7%
Omnicom Group, Inc.	32,863	3,075,977

Multi-line Retail 0.9%
Target Corp.	18,362	1,014,500

Specialty Retail 3.3%
Best Buy Co., Inc.	34,585	1,852,373
Chico’s FAS, Inc. * þ	90,963	1,958,433

		3,810,806

CONSUMER STAPLES 8.4%
Beverages 2.7%
Coca-Cola Co.	69,193	3,091,543

Food & Staples Retailing 3.3%
Wal-Mart Stores, Inc.	76,336	3,764,892

Household Products 2.4%
Procter & Gamble Co.	44,092	2,732,822

ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Chevron Corp.	16,600	1,076,676
ConocoPhillips	16,646	990,936

		2,067,612

FINANCIALS 6.3%
Capital Markets 1.0%
Legg Mason, Inc.	11,300	1,139,718

Diversified Financial Services 2.7%
Citigroup, Inc.	61,695	3,064,391

Insurance 2.6%
Marsh & McLennan Cos.	106,833	3,007,349

HEALTH CARE 21.6%
Biotechnology 6.0%
Amgen, Inc. *	62,213	4,450,096
Biogen Idec, Inc. *	53,522	2,391,363

		6,841,459

Health Care Equipment & Supplies 8.2%
Medtronic, Inc.	61,999	2,879,234
St. Jude Medical, Inc. *	92,560	3,266,442
Zimmer Holdings, Inc. *	46,832	3,161,160

		9,306,836

Pharmaceuticals 7.4%
Abbott Laboratories	51,180	2,485,300
Bristol-Myers Co.	126,401	3,149,913
Johnson & Johnson	20,147	1,308,346
Pfizer, Inc.	50,930	1,444,375

		8,387,934

1

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 5.5%
Industrial Conglomerates 3.8%
Tyco International, Ltd.	155,471	$4,351,633

Machinery 1.7%
Pall Corp.	60,976	1,878,671

INFORMATION TECHNOLOGY 37.1%
Communications Equipment 4.8%
Cisco Systems, Inc. *	146,403	3,367,269
QUALCOMM, Inc.	57,787	2,100,558

		5,467,827

Computers & Peripherals 7.0%
Dell, Inc. *	148,384	3,389,091
Lexmark International, Inc., Class A * þ	78,700	4,537,842

		7,926,933

Internet Software & Services 6.3%
eBay, Inc. *	137,715	3,905,598
Google, Inc., Class A *	8,186	3,289,953

		7,195,551

IT Services 3.3%
Affiliated Computer Services, Inc., Class A *	48,345	2,507,172
Automatic Data Processing, Inc.	26,387	1,249,160

		3,756,332

Semiconductors & Semiconductor Equipment 7.8%
Altera Corp. *	229,838	4,224,422
Intel Corp.	133,940	2,755,146
KLA-Tencor Corp.	14,825	659,268
Texas Instruments, Inc.	38,205	1,270,316

		8,909,152

Software 7.9%
Microsoft Corp.	152,839	4,177,090
Oracle Corp. *	267,164	4,739,489

		8,916,579

Total Common Stocks (cost $107,082,409)		111,892,034

SHORT-TERM INVESTMENTS 7.9%
MUTUAL FUND SHARES 7.9%
Evergreen Institutional U.S. Government Money Market Fund ø	1,848,013	1,848,013
Navigator Prime Portfolio þþ	7,159,658	7,159,658

Total Short-Term Investments (cost $9,007,671)		9,007,671

Total Investments (cost $116,090,080) 106.3%		120,899,705
Other Assets and Liabilities (6.3%)		(7,136,715)

Net Assets 100.0%		$113,762,990

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $116,187,423. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,703,277 and $1,990,995, respectively, with a net unrealized appreciation of $4,712,282.

2

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 17.3%
Auto Components 1.2%
Modine Manufacturing Co.	31,400	$763,962
Superior Industries International, Inc. þ	38,206	641,479

		1,405,441

Hotels, Restaurants & Leisure 5.2%
IHOP Corp. þ	10,417	482,828
Lone Star Steakhouse & Saloon, Inc. þ	49,214	1,366,673
Rare Hospitality International, Inc. *	40,004	1,222,522
Ryan’s Restaurant Group, Inc. *	41,670	661,303
Triarc Companies, Inc., Class A þ	32,300	535,857
Triarc Companies, Inc., Class B þ	138,663	2,096,584

		6,365,767

Household Durables 3.9%
BLYTH, Inc. þ	31,489	766,127
Cavco Industries, Inc. * þ	16,285	513,140
Champion Enterprises, Inc. þ	90,900	627,210
Dixie Group, Inc. * þ +	28,100	419,252
Ethan Allen Interiors, Inc. þ	12,600	436,716
La-Z-Boy, Inc. þ	35,900	501,164
Skyline Corp. þ	1,100	42,031
Snap-On, Inc. þ	12,200	543,510
Tupperware Brands Corp. þ	47,030	915,204

		4,764,354

Media 1.0%
Journal Communications Inc., Class A	28,600	322,322
Media General, Inc., Class A	15,300	577,116
Valassis Communications, Inc. *	19,810	349,646

		1,249,084

Specialty Retail 3.0%
Deb Shops, Inc. þ +	14,700	376,908
Foot Locker, Inc. þ	51,500	1,300,375
Genesco, Inc. þ	8,600	296,442
Pier 1 Imports, Inc. þ	48,100	356,902
Zale Corp. * þ	45,563	1,263,918

		3,594,545

Textiles, Apparel & Luxury Goods 3.0%
Cutter & Buck, Inc. +	11,150	107,821
Kellwood Co. þ	55,296	1,594,184
Kenneth Cole Productions, Inc. þ	21,900	533,703
Stride Rite Corp. þ +	68,615	957,865
Xerium Technologies, Inc. þ +	39,500	437,660

		3,631,233

CONSUMER STAPLES 4.8%
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	81,420	1,813,223
Topps Co. -	61,880	554,445

		2,367,668

Food Products 2.9%
Delta & Pine Land Co. þ	22,280	902,340
Gold Kist, Inc. * þ	17,600	366,784
Tootsie Roll Industries, Inc. þ	40,392	1,183,890
TreeHouse Foods, Inc. * þ	43,700	1,033,505

		3,486,519

1

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.2%
Energy Equipment & Services 1.9%
Atwood Oceanics, Inc. * þ	37,920	$1,705,263
Carbo Ceramics, Inc. þ	16,900	608,907

		2,314,170

Oil, Gas & Consumable Fuels 4.3%
Forest Oil Corp. þ	31,822	1,005,257
Mariner Energy, Inc. * þ	82,241	1,510,767
Stone Energy Corp. * þ	17,100	692,208
Whiting Petroleum Corp. *	48,940	1,962,494

		5,170,726

FINANCIALS 18.7%
Capital Markets 0.7%
Knight Capital Group, Inc. * þ	44,100	802,620
Westwood Holdings Group, Inc. þ +	3,900	78,156

		880,776

Commercial Banks 5.3%
Amcore Financial, Inc. þ +	41,700	1,263,093
BancorpSouth, Inc. þ	57,700	1,601,752
Citizens Banking Corp. þ	14,285	375,124
First Citizens Bancshares, Inc.	10,630	2,031,393
Mid-State Bancshares þ +	42,550	1,164,168

		6,435,530

Insurance 7.1%
Assured Guaranty, Ltd.	65,100	1,688,043
Endurance Specialty Holdings, Ltd. þ	51,202	1,805,382
Hilb, Rogal & Hobbs Co.	37,100	1,582,315
IPC Holdings, Ltd. þ	32,695	994,582
LandAmerica Financial Group, Inc. þ	12,470	820,401
Stewart Information Services Corp. þ	51,080	1,776,052

		8,666,775

Real Estate Investment Trusts 1.9%
Deerfield Triarc Capital Corp.	103,100	1,351,641
Post Properties, Inc. þ	20,580	977,962

		2,329,603

Real Estate Management & Development 1.0%
Forest City Enterprises, Inc. þ	21,010	1,140,843

Thrifts & Mortgage Finance 2.7%
BankAtlantic Bancorp, Inc. þ	33,500	476,370
First Financial Bancorp, Inc. þ	19,100	303,881
NetBank, Inc. þ	71,100	430,155
NewAlliance Bancshares, Inc. þ +	138,612	2,030,666

		3,241,072

HEALTH CARE 2.2%
Health Care Equipment & Supplies 1.3%
Analogic Corp. þ	5,289	271,431
Edwards Lifesciences Corp. * þ	8,250	384,368
STERIS Corp.	5,100	122,706
VIASYS Healthcare, Inc. *	29,230	796,225

		1,574,730

Health Care Technology 0.3%
Per-Se Technologies, Inc. * þ	16,020	364,936

2

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 0.6%
Alpharma, Inc.	4,800	$112,272
Par Pharmaceutical Companies, Inc. * þ	34,300	625,632

		737,904

INDUSTRIALS 18.7%
Aerospace & Defense 0.7%
Esterline Technologies Corp. þ	3,600	121,536
GenCorp, Inc. þ	59,890	768,988

		890,524

Building Products 1.2%
Apogee Enterprises, Inc. þ	30,893	469,882
Goodman Global, Inc. þ	12,100	161,535
Simpson Manufacturing Co., Inc. þ	27,800	751,434

		1,382,851

Commercial Services & Supplies 5.5%
ACCO Brands Corp. * þ	31,600	703,416
Banta Corp.	14,805	704,718
Deluxe Corp. þ	48,640	831,744
Heidrick & Struggles International, Inc. *	31,410	1,130,760
John H. Harland Co. þ	60,211	2,194,691
Viad Corp. þ	31,252	1,106,633

		6,671,962

Electrical Equipment 3.4%
Belden CDT, Inc.	49,189	1,880,495
Franklin Electric Co., Inc. þ	11,700	621,738
Genlyte Group, Inc. * þ	13,200	939,840
Superior Essex, Inc. * þ	19,600	671,300

		4,113,373

Machinery 5.5%
Briggs & Stratton Corp. þ	47,280	1,302,564
Circor International, Inc. þ +	22,400	684,320
Crane Co.	19,800	827,640
EnPro Industries, Inc. * þ	19,450	584,667
Gardner Denver, Inc. *	11,900	393,652
Kadant, Inc. * +	47,339	1,162,646
Mueller Industries, Inc.	48,500	1,705,745
Supreme Industries, Inc., Class A þ +	9,340	61,831

		6,723,065

Marine 0.5%
Horizon Lines, Inc. þ	10,300	172,010
TBS International Ltd., Class A * þ +	48,700	373,042

		545,052

Road & Rail 1.9%
Arkansas Best Corp. þ	25,784	1,109,486
Dollar Thrifty Automotive Group, Inc. * þ	14,185	632,225
Werner Enterprises, Inc. þ	32,400	606,204

		2,347,915

INFORMATION TECHNOLOGY 9.7%
Communications Equipment 1.4%
Black Box Corp. þ	27,000	1,050,840
CommScope, Inc. * þ	14,776	485,539
Extreme Networks, Inc. þ	44,600	161,898

		1,698,277

3

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.6%
Adaptec, Inc. * þ	163,000	$718,830
Imation Corp.	49,335	1,980,800
Palm, Inc. * þ	7,700	112,112
Quantum Corp. * þ	182,580	398,025

		3,209,767

Electronic Equipment & Instruments 1.1%
AVX Corp. þ	29,600	523,624
Nam Tai Electronics Inc. þ	24,200	297,418
Technitrol, Inc. þ	15,517	463,182

		1,284,224

IT Services 1.5%
eFunds Corp. *	40,200	972,036
MoneyGram International, Inc.	27,641	803,248

		1,775,284

Semiconductors & Semiconductor Equipment 1.3%
Cabot Microelectronics Corp. * þ	18,200	524,524
Lattice Semiconductor Corp. * þ	45,140	307,855
Nextest Systems Corp. * þ	8,600	113,176
Standard Microsystems Corp. * þ	24,540	697,427

		1,642,982

Software 1.8%
Borland Software Corp. * þ	87,700	502,521
Corel Corp.	47,900	616,473
Intergraph Corp. * þ	24,673	1,057,978

		2,176,972

MATERIALS 10.5%
Chemicals 2.3%
A. Schulman, Inc. þ	23,200	545,432
American Pacific Corp. * þ +	16,000	122,400
Arch Chemicals, Inc.	33,190	944,256
CF Industries Holdings, Inc.	21,200	361,884
H.B. Fuller Co.	8,800	206,272
Innospec, Inc. þ +	21,100	626,670
Omnova Solutions Inc.	400	1,672

		2,808,586

Construction Materials 1.6%
Eagle Materials, Inc. þ	55,986	1,885,608

Containers & Packaging 1.9%
Owens-Illinois, Inc. * þ	54,860	845,941
Packaging Corporation of America	38,270	887,864
Rock-Tenn Co., Class A	30,049	594,970

		2,328,775

Metals & Mining 1.4%
Quanex Corp.	57,599	1,748,130

Paper & Forest Products 3.3%
Deltic Timber Corp. þ	5,570	265,466
Glatfelter	28,714	389,075
Louisiana-Pacific Corp. þ	73,596	1,381,397
Neenah Paper, Inc. þ +	46,285	1,584,335
Schweitzer-Mauduit International, Inc.	22,611	429,157

		4,049,430

4

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 2.1%
Commonwealth Telephone Enterprises, Inc. þ	50,267	$2,072,508
Premiere Global Services, Inc. þ	48,775	423,367

		2,495,875

UTILITIES 3.4%
Electric Utilities 2.7%
Allete, Inc. þ	43,139	1,874,390
El Paso Electric Co.	64,600	1,443,164

		3,317,554

Gas Utilities 0.7%
Atmos Energy Corp.	30,400	867,920

Total Common Stocks (cost $98,227,698)		113,685,802

EXCHANGE TRADED FUND 0.3%
iShares Russell Microcap Index Fund þ (cost $374,125)	7,328	391,681

SHORT-TERM INVESTMENTS 34.7%
MUTUAL FUND SHARES 34.7%
Evergreen Institutional Money Market Fund ø	7,212,230	7,212,230
Navigator Prime Portfolio þþ	34,977,501	34,977,501

Total Short-Term Investments (cost $42,189,731)		42,189,731

Total Investments (cost $140,791,554) 128.6%		156,267,214
Other Assets and Liabilities (28.6%)		(34,748,666)

Net Assets 100.0%		$121,518,548

þ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On September 30, 2006 the aggregate cost of securities for federal income tax purposes was $140,827,333. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,115,952 and $3,676,072, respectively, with a net unrealized appreciation of $15,439,881.

5

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.7%
FNMA:
4.44%, 04/01/2014	$443,678	$424,666
4.89%, 02/01/2013	187,091	184,217
5.24%, 07/01/2035	591,593	588,540
6.07%, 09/01/2013	267,651	279,380
6.18%, 06/01/2013	318,589	333,273
6.50%, 04/01/2017	122,815	133,661
7.50%, 07/01/2010	140,846	151,172
Ser. 1998-M5, Class D, 6.35%, 06/25/2020	440,000	456,010
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	590,000	573,291
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022	191,337	182,813

Total Agency Commercial Mortgage-Backed Securities (cost $3,371,942)		3,307,023

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
FLOATING-RATE 2.0%
FHLMC:
Ser. 1307, Class A, 5.975%, 06/15/2007	21,166	21,189
Ser. 2372, Class F, 5.83%, 10/15/2031	96,647	98,465
Ser. 2710, Class FY, 5.73%, 10/15/2018	62,761	63,021
FNMA:
Ser. 1992-73, Class F, 6.09%, 05/25/2022	43,552	45,077
Ser. 2001-61, Class FH, 5.93%, 11/18/2031	113,494	115,414
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	387,039	402,691
Ser. 2002-77, Class FA, 6.33%, 10/18/2030	568,940	589,860
Ser. G92-23, Class F, 6.04%, 04/25/2022	267,697	272,679
Ser. G93-32, Class F, 5.99%, 09/25/2023	159,333	162,822

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $1,747,400)		1,771,218

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.4%
FIXED-RATE 14.1%
FHLMC:
5.875%, 09/15/2007	8,183	8,190
6.00%, 04/01/2036 ##	933,735	938,917
FHLMC 15 year, 5.50%, TBA #	315,000	314,803
FHLMC 30 year:
5.50%, TBA #	1,585,000	1,563,206
6.00%, TBA #	2,055,000	2,065,916
6.50%, TBA #	690,000	702,938
FNMA, 7.50%, 06/01/2031 - 01/01/2036 ##	783,996	825,167
FNMA 15 year:
4.50%, TBA #	1,050,000	1,013,250
6.00%, TBA #	925,000	939,164
FNMA 30 year:
5.50%, TBA #	1,825,000	1,798,194
6.00%, TBA #	785,000	788,680
6.50%, TBA #	545,000	555,049
GNMA:
5.50%, 06/15/2035 ##	1,123,831	1,116,793
8.00%, 01/15/2030	2,501	2,651

		12,632,918

FLOATING-RATE 0.3%
FNMA:
4.99%, 05/01/2035	201,749	201,937
5.63%, 07/01/2044	103,697	104,201

		306,138

Total Agency Mortgage-Backed Pass Through Securities (cost $12,858,302)		12,939,056

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FNMA, Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044 (cost $316,291)	$309,426	$316,375

ASSET-BACKED SECURITIES 0.9%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.74%, 09/15/2039 144A	685,000	689,076
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 7.04%, 01/25/2035 144A	125,000	127,021

Total Asset-Backed Securities (cost $810,000)		816,097

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FLOATING-RATE 1.0%
Banc of America Loan, Inc. Ser. 2005-BBA6, Class G, 5.75%, 01/15/2019 144A	460,000	460,489
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 5.68%, 10/05/2020 144A	405,000	405,429

Total Commercial Mortgage-Backed Securities (cost $865,609)		865,918

CORPORATE BONDS 30.5%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.9%
Accuride Corp., 8.50%, 02/01/2015	225,000	210,375
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 þ	500,000	417,500
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	24,125
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	125,000	127,500

		779,500

Automobiles 0.4%
Ford Motor Co., 7.45%, 07/16/2031 þ	125,000	97,188
General Motors Corp., 8.375%, 07/15/2033 þ	325,000	282,750

		379,938

Diversified Consumer Services 0.6%
Education Management Corp., 8.75%, 06/01/2014 144A	100,000	101,500
Service Corporation International, 6.75%, 04/01/2016	425,000	409,594

		511,094

Hotels, Restaurants & Leisure 0.8%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	286,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	250,000	235,937
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	200,000	207,500

		729,937

Household Durables 0.8%
Jarden Corp., 9.75%, 05/01/2012 þ	510,000	540,600
Libbey, Inc., FRN, 12.44%, 06/01/2011 144A	150,000	156,750

		697,350

Media 4.0%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	440,937
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	300,000	280,500
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012 þ	350,000	356,125
CCH I, LLC, 11.00%, 10/01/2015	100,000	91,500
Cinemark USA, Inc., 9.00%, 02/01/2013	180,000	187,650
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	370,563
Houghton Mifflin Co.:
8.25%, 02/01/2011 þ	325,000	335,563
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	275,000	241,313
Lamar Media Corp., 6.625%, 08/15/2015	550,000	530,062
Mediacom Communications Corp., 9.50%, 01/15/2013	575,000	590,812
Paxson Communications Corp., FRN, 11.76%, 01/15/2013 144A 	200,000	202,500

		3,627,525

Multi-line Retail 0.3%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	300,000	320,250

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.1%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	$175,000	$173,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	450,000	460,125
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	106,000
United Auto Group, Inc., 9.625%, 03/15/2012	200,000	213,000

		952,375

Textiles, Apparel & Luxury Goods 0.6%
Levi Strauss & Co., 9.75%, 01/15/2015	225,000	234,562
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	71,750
Unifi, Inc., 11.50%, 05/15/2014 144A	150,000	143,250
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	67,600

		517,162

ENERGY 4.0%
Energy Equipment & Services 0.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	216,263
GulfMark Offshore, Inc., 7.75%, 07/15/2014 þ	100,000	101,000
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	140,000	131,425
Parker Drilling Co., 9.625%, 10/01/2013 þ	150,000	164,250

		612,938

Oil, Gas & Consumable Fuels 3.3%
ANR Pipeline Co., 8.875%, 03/15/2010	60,000	63,220
Chesapeake Energy Corp., 6.875%, 01/15/2016	435,000	427,387
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	150,000	135,750
El Paso Corp., 7.875%, 06/15/2012 þ	300,000	312,750
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	205,500
Encore Acquisition Co., 6.25%, 04/15/2014	200,000	188,000
Exco Resources, Inc., 7.25%, 01/15/2011	200,000	196,500
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	104,000
Peabody Energy Corp.:
5.875%, 04/15/2016	225,000	207,563
6.875%, 03/15/2013	160,000	158,400
Plains Exploration & Production Co., 8.75%, 07/01/2012	300,000	318,750
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	100,250
Williams Cos.:
7.50%, 01/15/2031 þ	275,000	272,937
8.125%, 03/15/2012 þ	300,000	321,750

		3,012,757

FINANCIALS 4.4%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	600,000	636,512

Consumer Finance 2.4%
CCH II Capital Corp., 10.25%, 09/15/2010	425,000	435,625
Ford Motor Credit Co., 5.70%, 01/15/2010 þ	350,000	323,581
General Electric Capital Corp., 6.125%, 02/22/2011	305,000	316,746
General Motors Acceptance Corp.:
6.875%, 08/28/2012	550,000	545,042
FRN, 6.41%, 01/16/2007	100,000	99,928
Northern Telecom Capital Corp., 7.875%, 06/15/2026 þ	350,000	306,250
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	159,250

		2,186,422

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 þ	300,000	309,000

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 1.0%
Host Marriott Corp.:
Ser. G, 9.25%, 10/01/2007	$200,000	$207,250
Ser. J, 7.125%, 11/01/2013	200,000	203,500
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	149,250
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	300,000	297,000

		857,000

HEALTH CARE 1.0%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	300,000	316,500

Health Care Providers & Services 0.6%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	275,000	295,625
HCA, Inc., 6.375%, 01/15/2015	225,000	182,250
HealthSouth Corp., 10.75%, 06/15/2016 144A	75,000	76,969

		554,844

INDUSTRIALS 2.4%
Aerospace & Defense 0.4%
DRS Technologies, Inc., 7.625%, 02/01/2018	350,000	357,000

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	240,625
ITT Corp., 7.375%, 11/15/2015	145,000	147,537
RBS Global, Inc., 11.75%, 08/01/2016 144A þ	300,000	310,500

		698,662

Marine 0.2%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	201,780

Trading Companies & Distributors 1.0%
Ashtead Group plc, 9.00%, 08/15/2016 144A	550,000	574,750
United Rentals, Inc., 7.00%, 02/15/2014 þ	350,000	330,750

		905,500

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	425,000	442,000
10.25%, 08/15/2015 þ	100,000	103,500

		545,500

MATERIALS 3.8%
Chemicals 1.4%
Huntsman International, LLC:
7.875%, 01/01/2015 144A þ	200,000	203,000
11.50%, 07/15/2012	149,000	170,233
Lyondell Chemical Co.:
9.50%, 12/15/2008	202,000	208,818
10.50%, 06/01/2013	350,000	386,750
Tronox Worldwide, LLC, 9.50%, 12/01/2012	325,000	335,156

		1,303,957

Containers & Packaging 1.2%
Berry Plastics Corp., 8.875%, 09/15/2014 144A	150,000	151,500
Crown Americas, Inc., 7.75%, 11/15/2015	350,000	356,125
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 þ	300,000	286,500
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	265,375

		1,059,500

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	$220,000	$234,300
United States Steel Corp., 10.75%, 08/01/2008	325,000	353,031

		587,331

Paper & Forest Products 0.5%
Bowater, Inc., 6.50%, 06/15/2013 þ	125,000	111,563
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A þ	85,000	85,956
11.375%, 08/01/2016 144A	225,000	224,437

		421,956

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.8%
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	102,820
Level 3 Communications, Inc., 6.375%, 10/15/2015	250,000	244,375
Qwest Communications International, Inc., 7.875%, 09/01/2011	350,000	369,250

		716,445

Wireless Telecommunication Services 1.4%
Centennial Communications Corp.:
8.125%, 02/01/2014 þ	255,000	252,450
10.00%, 01/01/2013 þ	300,000	305,250
Dobson Communications Corp., 8.875%, 10/01/2013 þ	275,000	273,969
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	135,300
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	77,625
9.75%, 01/15/2010 þ	205,000	207,306

		1,251,900

UTILITIES 2.6%
Electric Utilities 1.0%
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	301,875
NRG Energy, Inc., 7.375%, 02/01/2016	300,000	298,875
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	286,875

		887,625

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	425,000	429,179

Independent Power Producers & Energy Traders 1.1%
AES Corp., 7.75%, 03/01/2014 þ	300,000	313,500
Dynegy, Inc., 8.375%, 05/01/2016 þ	275,000	281,188
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	341,250
Tenaska, Inc., 7.00%, 06/30/2021 144A	97,724	96,249

		1,032,187

Total Corporate Bonds (cost $27,439,116)		27,399,626

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 11.6%
CONSUMER DISCRETIONARY 0.5%
Household Durables 0.4%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	170,000	329,080

Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	70,000	97,285

CONSUMER STAPLES 1.5%
Food & Staples Retailing 0.4%
Tesco plc, 3.875%, 03/24/2011 EUR	290,000	366,370

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
CONSUMER STAPLES continued
Tobacco 1.1%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	500,000	$942,235

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	128,296

FINANCIALS 8.4%
Capital Markets 1.2%
Deutsche Bank AG, 6.00%, 03/05/2008 AUD	180,000	133,586
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	200,000	371,300
Morgan Stanley, 5.33%, 11/14/2013 GBP	300,000	564,782

		1,069,668

Commercial Banks 4.1%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	92,839
6.00%, 03/01/2010 AUD	500,000	369,553
Eurofima, 5.50%, 09/15/2009 AUD	500,000	367,733
European Investment Bank:
2.91%, 08/16/2013 GBP	55,000	119,951
4.00%, 04/15/2009 SEK	1,000,000	137,967
4.50%, 01/14/2013 GBP	129,000	236,313
5.75%, 09/15/2009 AUD	325,000	240,652
6.75%, 11/17/2008 NZD	586,000	380,483
8.00%, 10/21/2013 ZAR	2,110,000	259,763
Kreditanstalt fur Wiederaufbau, 3.00%, 11/15/2007 EUR	530,000	667,824
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,200,000	874,393

		3,747,471

Consumer Finance 0.7%
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	950,000	612,538

Diversified Financial Services 0.6%
GIE Suez Alliance, 4.25%, 06/24/2010 EUR	430,000	551,586

Thrifts & Mortgage Finance 1.8%
Nykredit, 5.00%, 10/01/2035 DKK	8,964,181	1,526,558
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	427,021	73,352

		1,599,910

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
France Telecom, 7.75%, 03/14/2011 GBP	500,000	1,013,366

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $10,410,925)		10,457,805

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 21.9%
Australia, 6.00%, 02/15/2017 AUD	1,400,000	1,085,140
Brazil, 9.50%, 10/05/2007 EUR	40,000	53,531
Canada:
4.25%, 12/01/2026 CAD	898,985	1,155,883
4.60%, 09/15/2011 CAD	520,000	477,496
5.00%, 06/01/2014 CAD	1,460,000	1,395,092
5.25%, 11/30/2011 CAD	1,400,000	1,313,447
China, 4.25%, 10/28/2014 EUR	100,000	128,853
Denmark, 7.00%, 11/10/2024 DKK	7,190,000	1,712,578
Hong Kong, 4.23%, 03/21/2011 HKD	7,800,000	1,018,406
Jamaica, 11.00%, 07/27/2012 EUR	30,000	44,535

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
Korea:
4.75%, 06/10/2009 KRW	651,000,000	$690,921
5.25%, 09/10/2015 KRW	235,000,000	258,084
Mexico:
5.50%, 02/17/2020 EUR	285,000	380,990
10.00%, 12/05/2024 MXN	9,450,000	980,892
New Zealand, 6.00%, 07/15/2008 NZD	940,000	608,153
Norway:
4.25%, 05/19/2017 NOK	2,520,000	391,495
5.00%, 05/15/2015 NOK	7,690,000	1,259,072
Philippines, 6.25%, 03/15/2016 EUR	250,000	322,370
Poland, 4.25%, 05/24/2011 PLN	1,150,000	350,682
Romania, 8.50%, 05/08/2012 EUR	35,000	53,825
Singapore, 3.625%, 07/01/2014 SGD	1,540,000	1,000,671
South Africa:
5.25%, 05/16/2013 EUR	70,000	92,462
13.00%, 08/31/2010 ZAR	1,300,000	191,029
Sweden:
3.00%, 07/12/2016 SEK	14,310,000	1,851,167
5.50%, 10/08/2012 SEK	8,545,000	1,285,866
Turkey, 5.50%, 09/21/2009 EUR	200,000	259,393
United Kingdom:
1.27%, 11/22/2017 GBP	502,000	917,820
5.00%, 03/07/2012 GBP	85,000	161,696
FRN, 5.52%, 08/16/2013 GBP	60,000	260,028
Venezuela, 7.00%, 03/16/2015 EUR	35,000	46,997

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $19,492,467)		19,748,574

U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Bonds, 6.25%, 08/15/2023 þ	$1,360,000	1,579,408
U.S. Treasury Notes:
2.00%, 01/15/2016 ##	1,025,100	1,001,875
4.00%, 02/15/2015 ##	575,000	550,586
4.50%, 02/15/2036 ##	675,000	646,998

Total U.S. Treasury Obligations (cost $3,774,078)		3,778,867

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
FIXED-RATE 1.8%
Countrywide Home Loans, Inc.:
Ser. 2003-R4, Class 2A, 6.50%, 01/25/2034 144A	385,622	393,721
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	340,000	332,748
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	72,068	73,435
Ser. 2006-9, Class 5, 6.00%, 10/01/2036 #	300,000	299,367
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	313,931	315,010
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	814,811	179,939

		1,594,220

FLOATING-RATE 0.2%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.88%, 02/25/2035	200,282	198,810

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,810,932)		1,793,030

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FLOATING-RATE 0.1%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.66%,
01/25/2035 (cost $118,870)	118,925	117,515

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 6.913%, 02/19/2035 (cost $195,662)	$194,636	$195,146

YANKEE OBLIGATIONS-CORPORATE 3.9%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 þ	350,000	335,125
National Cable plc, 9.125%, 08/15/2016	300,000	311,250

		646,375

CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	75,000	86,813

FINANCIALS 0.9%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	100,000	100,400

Diversified Financial Services 0.8%
Preferred Term Securities, Ltd., FRN:
6.00%, 06/24/2034 144A	175,000	175,970
6.97%, 06/24/2034 144A	100,000	102,136
7.56%, 04/03/2032 144A	355,000	357,474
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	111,550

		747,130

MATERIALS 0.6%
Chemicals 0.2%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	175,000	167,562

Metals & Mining 0.2%
Novelis, Inc., FRN, 7.25%, 02/15/2015 144A	205,000	195,775

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 þ	200,000	183,000

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 0.5%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	300,000	316,875
Telefonos De Mexico SA, 4.75%, 01/27/2010	100,000	98,045

		414,920

Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	150,000	158,437
11.25%, 06/15/2016 144A	100,000	106,750
Rogers Wireless, Inc.:
6.375%, 03/01/2014	160,000	160,200
9.625%, 05/01/2011	185,000	209,975

		635,362

UTILITIES 0.4%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	85,000	90,498

Gas Utilities 0.2%
Gazprom:
9.625%, 03/01/2013 144A	80,000	94,900
9.625%, 03/01/2013	30,000	35,601

		130,501

Multi-Utilities 0.1%
National Power Corp., 9.65%, 08/23/2011	90,000	99,671

Total Yankee Obligations-Corporate (cost $3,472,260)		3,498,007

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT 5.2%
Argentina, 12.25%, 06/19/2018 •	$196,331	$61,844
Brazil:
7.125%, 01/20/2037	200,000	204,700
8.25%, 01/20/2034	450,000	518,625
10.50%, 07/14/2014	320,000	402,880
Chile, 5.50%, 01/15/2013	50,000	50,425
Colombia, 8.125%, 05/21/2024	230,000	254,150
Ecuador, 9.375%, 12/15/2015	110,000	106,975
Egypt, 8.75%, 07/11/2011	120,000	135,450
Jamaica, 11.75%, 05/15/2011	35,000	42,963
Korea, 4.25%, 06/01/2013	150,000	141,307
Mexico:
6.375%, 01/16/2013	200,000	210,800
8.375%, 01/14/2011	125,000	139,813
11.375%, 09/15/2016	125,000	179,687
Panama, 9.625%, 02/08/2011	140,000	160,650
Peru:
8.75%, 11/21/2033	135,000	166,050
9.125%, 01/15/2008	102,000	107,100
Philippines, 8.00%, 01/15/2016	150,000	165,375
Russia:
11.00%, 07/24/2018	280,000	404,662
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	290,000	323,727
Turkey, 9.00%, 06/30/2011	60,000	65,850
Ukraine, 7.65%, 06/11/2013	150,000	158,760
Uruguay, 7.50%, 03/15/2015	100,000	104,400
Venezuela:
8.50%, 10/08/2014	305,000	338,550
10.75%, 09/19/2013	190,000	232,750

Total Yankee Obligations-Government (cost $4,578,750)		4,677,493

SHORT-TERM INVESTMENTS 17.5%
COMMERCIAL PAPER 5.0%
Crown Point Capital Co., 5.31%, 10/12/2006 ##	1,130,000	1,128,346
Giro Balanced Funding Corp., 5.31%, 10/12/2006 ##	1,130,000	1,128,346
Morrigan Trust Funding, LLC, 5.35%, 10/12/2006 ##	1,130,000	1,128,336
Versailles CDS, LLC, 5.32%, 10/12/2006 ##	1,125,000	1,123,353

		4,508,381

	Shares	Value

MUTUAL FUND SHARES 12.5%
Evergreen Institutional Money Market Fund ø ##	2,139,805	2,139,805
Navigator Prime Portfolio --	9,108,340	9,108,340

		11,248,145

Total Short-Term Investments (cost $15,756,526)		15,756,526

Total Investments (cost $107,019,130) 119.4%		107,438,276
Other Assets and Liabilities (19.4%)		(17,467,400)

Net Assets 100.0%		$89,970,876

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
þ	All or a portion of this security is on loan.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
IO	Interest Only
JPY	Japanese Yen
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of September 30, 2006:

United States	58.5%	Philippines	0.6%
Canada	6.3%	Bermuda	0.5%
United Kingdom	3.9%	Poland	0.4%
Denmark	3.6%	Turkey	0.4%
Sweden	3.4%	South Africa	0.3%
Australia	3.2%	Peru	0.3%
Mexico	2.2%	Colombia	0.3%
Norway	1.8%	Panama	0.2%
France	1.7%	Ukraine	0.2%
Luxembourg	1.5%	Chile	0.2%
Germany	1.4%	Egypt	0.1%
Brazil	1.4%	China	0.1%
Cayman Islands	1.2%	Ecuador	0.1%
South Korea	1.2%	Uruguay	0.1%
Hong Kong	1.1%	Netherlands	0.1%
Singapore	1.1%	Jamaica	0.1%
Russia	0.9%	Argentina	0.1%
Venezuela	0.7%	Romania	0.1%
New Zealand	0.7%
			100.0%

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

September 30, 2006 (unaudited)

At September 30, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at September 30, 2006	In Exchange for U.S. $	Unrealized Loss

10/10/2006	301,879,140 JPY	$2,569,013	$2,645,000	$75,987
10/10/2006	156,764,000 JPY	1,334,073	1,334,912	839

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at September 30, 2006	In Exchange for	U.S. Value at September 30, 2006	Unrealized Gain (Loss)

10/4/2006	2,791,293 ZAR	$ 361,149	1,125,916 PLN	$ 362,328	$ 1,179
11/30/2006	11,018,897 SEK	1,510,631	177,964,000 JPY	1,524,984	14,353
11/30/2006	1,041,610 SEK	142,799	16,852,000 JPY	144,405	1,606
12/21/2006	15,804,814 DKK	2,712,911	313,528,000 JPY	2,694,241	(18,670)
12/27/2006	1,991,811 GBP	3,761,420	435,880,000 JPY	3,748,696	(12,724)

On September 30, 2006, the aggregate cost of securities for federal income tax purposes was $107,076,472. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,278,234 and $916,430, respectively, with a net unrealized appreciation of $361,804.

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: November 28, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: November 28, 2006